United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes California Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	56.4%
Commercial Paper	39.9%
Municipal Notes	5.7%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.9%
8-30 Days	15.7%
31-90 Days	20.6%
91-180 Days	8.8%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—102.0%
		California—102.0%
$1,295,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	$1,295,000
2,800,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	2,800,000
670,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	670,000
3,700,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.250%, 5/7/2020	3,700,000
7,000,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.000%, Mandatory Tender 5/5/2020	7,000,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.390%, 5/7/2020	9,960,000
1,600,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 5/7/2020	1,600,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	3,320,000
34,195,000		California Educational Facilities Authority (California Institute of Technology), (2006 Series A) Weekly VRDNs, 0.170%, 5/7/2020	34,195,000
17,790,000		California Educational Facilities Authority (California Institute of Technology), (2006 Series B) Weekly VRDNs, 0.180%, 5/7/2020	17,790,000
5,295,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.330%, 5/7/2020	5,295,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,395,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.270%, 5/7/2020	$5,395,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	6,575,000
21,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.270%, 5/7/2020	21,700,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.340%, 5/7/2020	52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.000%, Mandatory Tender 8/4/2020	21,000,000
25,400,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.899%, Mandatory Tender 5/13/2020	25,400,422
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.370%, Optional Tender 5/1/2020	2,500,000
15,025,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	15,025,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,295,000
9,175,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (2008 Series B-2) TOBs, 0.920%, Mandatory Tender 7/6/2020	9,175,000
13,315,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (Series 2008 B-1) Weekly VRDNs, 0.200%, 5/6/2020	13,315,000
5,000,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), 2008 Series B-2 Subseries 2), CP, 0.650%, Mandatory Tender 8/14/2020	5,000,000
1,500,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (2019-XM0770) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 5/7/2020	1,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$6,000,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.320%, 5/7/2020	$6,000,000
2,390,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.260%, 5/7/2020	2,390,000
9,350,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 4.750%, 5/1/2020	9,350,000
2,550,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.250%, 5/6/2020	2,550,000
5,000,000		California Public Finance Authority (Sharp HealthCare), (Series 2017C) Daily VRDNs, (Barclays Bank PLC LOC), 0.150%, 5/1/2020	5,000,000
9,228,000		California State Department of Water Resources, (Series 1), CP, 1.100%, Mandatory Tender 5/21/2020	9,228,000
1,734,000		California State Department of Water Resources, (Series 1), CP, 1.300%, Mandatory Tender 5/14/2020	1,734,000
10,047,000		California State Department of Water Resources, (Series 2), CP, 1.300%, Mandatory Tender 5/14/2020	10,047,000
19,000,000		California State Department of Water Resources, (Series 2), CP, 1.300%, Mandatory Tender 5/21/2020	19,000,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 1.500%, Mandatory Tender 5/19/2020	5,000,000
1,320,000		California State Public Works Board (California State), (2019 Series C), 5.000%, 11/1/2020	1,345,791
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,235,000
2,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.150%, Mandatory Tender 6/23/2020	2,000,000
4,896,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.250%, Mandatory Tender 5/14/2020	4,896,000
3,770,000		California State, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 0.820%, Mandatory Tender 7/14/2020	3,770,000
10,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 0.500%, Mandatory Tender 7/15/2020	10,000,000
10,000,000		California State, 2.000%, 3/1/2021	10,113,452
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,875,000		California State, Tender Option Bond Trust Certificates (Series 2020-XX1123) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.220%, 5/7/2020	$1,875,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	1,360,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,220,000
2,135,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	2,135,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.250%, Mandatory Tender 9/10/2020	5,045,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.400%, Mandatory Tender 8/6/2020	20,000,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 9/10/2020	7,455,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/7/2020	12,000,000
27,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.100%, Mandatory Tender 5/14/2020	27,000,000
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.200%, Mandatory Tender 5/5/2020	10,000,000
13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.920%, Mandatory Tender 7/8/2020	13,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.100%, Mandatory Tender 8/12/2020	$10,000,000
17,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.930%, Mandatory Tender 7/9/2020	17,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.050%, Mandatory Tender 5/12/2020	10,000,000
45,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.070%, Mandatory Tender 6/11/2020	45,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 1.100%, Mandatory Tender 9/3/2020	15,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.950%, Mandatory Tender 7/8/2020	15,000,000
6,310,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	6,310,000
2,275,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.100%, 5/7/2020	2,275,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.300%, 5/7/2020	5,600,000
25,300,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.320%, 5/7/2020	25,300,000
31,225,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.290%, 5/7/2020	31,225,000
3,955,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 0.320%, Optional Tender 5/1/2020	3,955,000
25,025,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 0.320%, Optional Tender 5/1/2020	25,025,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.390%, 5/7/2020	$7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	3,040,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,000,000
3,945,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0836) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	3,945,000
7,900,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	7,900,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.270%, 5/7/2020	8,000,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	4,655,000
10,000,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 1.000%, Mandatory Tender 5/5/2020	10,000,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.260%, 5/7/2020	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.330%, 5/7/2020	13,710,000
4,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	4,875,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	$3,425,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.260%, 5/7/2020	22,060,000
1,100,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	1,100,000
1,600,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	1,600,000
2,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	2,300,000
4,475,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	4,475,000
1,170,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.290%, 5/7/2020	1,170,000
3,435,000		Lake Tahoe, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0773) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	3,435,000
1,930,000		Long Beach, CA Harbor Department (Port of Long Beach), (Sereies A), 5.000%, 12/15/2020	1,981,347
14,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 2.750%, Mandatory Tender 5/20/2020	14,000,000
5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 1.200%, Mandatory Tender 5/4/2020	5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.300%, 5/7/2020	2,250,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	7,500,000
6,000,000		Los Angeles County, CA TRANs, 5.000%, 6/30/2020	6,036,523
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,225,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	$3,225,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,000,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.260%, 5/7/2020	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.360%, 5/7/2020	6,670,000
15,815,000		Modesto, CA Public Financing Authority (Modesto, CA), Lease Revenue Refunding Bonds (Series 2008) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.150%, 5/7/2020	15,815,000
2,500,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 5/12/2020	2,500,000
2,500,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 8/14/2020	2,500,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	2,490,000
15,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.220%, 5/7/2020	15,000,000
4,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 5/7/2020	4,000,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.270%, 5/7/2020	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Daily VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.200%, 5/1/2020	17,690,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.320%, 5/7/2020	$7,500,000
5,600,000		Riverside, CA Electric System, (Series 2011A) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 5/6/2020	5,600,000
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.370%, Optional Tender 10/1/2020	2,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	1,000,000
2,033,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/7/2020	2,033,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.250%, 5/7/2020	3,450,000
2,060,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 5/7/2020	2,060,000
7,500,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.880%, Mandatory Tender 6/4/2020	7,500,000
10,500,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.900%, Mandatory Tender 6/4/2020	10,500,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.130%, Mandatory Tender 5/13/2020	15,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.200%, Mandatory Tender 7/6/2020	15,000,000
2,000,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.600%, Mandatory Tender 6/1/2020	2,000,000
6,425,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 0.700%, Mandatory Tender 9/1/2020	6,425,000
4,510,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 1.070%, Mandatory Tender 6/11/2020	4,510,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,000,000
7,000,000		San Diego, CA Water Utility Fund, (Series 2016B), 5.000%, 8/1/2020	7,071,903
3,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 0.890%, Mandatory Tender 5/12/2020	3,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.920%, Mandatory Tender 7/15/2020	$5,724,000
10,000,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 1.500%, Mandatory Tender 5/12/2020	10,000,000
27,005,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.900%, Mandatory Tender 5/7/2020	27,005,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Cetificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.300%, 5/7/2020	2,230,000
889,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/7/2020	889,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,985,000
13,580,000		Santa Clara Valley, CA Transportation Authority (2000 Measure A Sales Tax), (2008 Series B) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.180%, 5/7/2020	13,580,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.000%, Mandatory Tender 5/7/2020	1,960,000
5,166,000		Savanna, CA Elementary School District, Tender Option Bond Trust Receipts (Series 2019-XF0789) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	5,166,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/7/2020	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	8,490,000
4,405,000		University of California (The Regents of), (2013 Series AL-2) Daily VRDNs, 0.100%, 5/1/2020	4,405,000
12,000,000		University of California (The Regents of), (Series A), CP, 0.500%, Mandatory Tender 7/23/2020	12,000,000
9,000,000		University of California (The Regents of), (Series A), CP, 1.050%, Mandatory Tender 5/5/2020	9,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,600,000		University of California (The Regents of), (Series A), CP, 1.080%, Mandatory Tender 5/1/2020	$4,600,000
4,000,000		University of California (The Regents of), (Series A), CP, 1.090%, Mandatory Tender 5/12/2020	4,000,000
2,000,000		University of California (The Regents of), (Series A), CP, 1.100%, Mandatory Tender 5/12/2020	2,000,000
8,620,000		University of California (The Regents of), (Series A), CP, 1.120%, Mandatory Tender 5/13/2020	8,620,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.310%, 5/7/2020	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,220,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	5,685,000
5,000,000		Ventura County, CA TRANs, 5.000%, 7/1/2020	5,031,283
29,960,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.250%, 5/7/2020	29,960,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	8,675,000
2,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 1.030%, Mandatory Tender 5/6/2020	2,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	13,585,000
21,860,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.340%, 5/7/2020	21,860,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,350,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	$5,087,000
		TOTAL INVESTMENT IN SECURITIES—102.0% (AT AMORTIZED COST)[2]	1,322,329,721
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[3]	(26,185,045)
		TOTAL NET ASSETS—100%	$1,296,144,676
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	1.28%	1.10%	0.56%	0.49%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%[4]	0.28%	0.28%	0.28%	0.18%[3]	0.08%
Net investment income	0.97%[4]	1.25%	1.10%	0.58%	0.12%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.19%	0.29%	0.39%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$734,127	$678,115	$372,325	$156,974	$54,046	$147,528
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.008	0.003	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.010	0.008	0.003	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.008)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.010)	(0.008)	(0.003)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	1.03%	0.85%	0.31%	0.37%	0.02%
Ratios to Average Net Assets:
Net expenses	0.53%[4]	0.53%	0.53%	0.53%	0.31%[3]	0.08%
Net investment income	0.73%[4]	1.02%	0.82%	0.30%	0.05%	0.01%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.27%	0.38%	0.55%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$157,259	$146,624	$140,179	$150,916	$163,198	$259,239
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.31% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.007	0.002	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.009	0.007	0.002	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.009)	(0.007)	(0.002)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.30%	0.88%	0.70%	0.16%	0.34%	0.02%
Ratios to Average Net Assets:
Net expenses	0.68%[4]	0.68%	0.68%	0.68%	0.20%[3]	0.08%
Net investment income	0.61%[4]	0.87%	0.68%	0.16%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.28%[4]	0.28%	0.34%	0.42%	0.90%	1.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,987	$207,071	$15,140	$8,242	$6,170	$114,582
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.20% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.001)	(0.001)	0.000[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.005	0.003	0.000[1]	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.005)	(0.003)	(0.000)[1]	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.15%	0.53%	0.35%	0.01%	0.32%	0.02%
Ratios to Average Net Assets:
Net expenses	0.98%[4]	1.03%	1.03%	0.83%	0.33%[3]	0.08%
Net investment income	0.36%[4]	0.56%	0.32%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.36%[4]	0.34%	0.40%	0.70%	1.18%	1.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,801	$21,190	$38,713	$51,752	$55,103	$108,116
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.012	0.010	0.005	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.012	0.010	0.005	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.012)	(0.010)	(0.005)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.012)	(0.010)	(0.005)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	1.18%	1.00%	0.46%	0.43%	0.02%
Ratios to Average Net Assets:
Net expenses	0.38%[4]	0.38%	0.38%	0.38%	0.24%[3]	0.08%
Net investment income	0.89%[4]	1.18%	0.99%	0.49%	0.07%	0.01%
Expense waiver/reimbursement[5]	0.23%[4]	0.24%	0.29%	0.36%	0.52%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,971	$113,238	$130,769	$89,382	$29,806	$142,057
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.24% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$1,322,329,721
Cash		421,731
Income receivable		3,689,593
Receivable for shares sold		2,415,890
TOTAL ASSETS		1,328,856,935
Liabilities:
Payable for investments purchased	$32,280,141
Payable for shares redeemed	167,080
Capital gain distribution payable	56,907
Payable for investment adviser fee (Note 4)	6,001
Payable for administrative fees (Note 4)	2,770
Payable for distribution services fee (Note 4)	48,337
Payable for other service fees (Note 4)	98,820
Accrued expenses (Note 4)	52,203
TOTAL LIABILITIES		32,712,259
Net assets for 1,296,118,751 shares outstanding		$1,296,144,676
Net Assets Consist of:
Paid-in capital		$1,296,118,716
Total distributable earnings (loss)		25,960
TOTAL NET ASSETS		$1,296,144,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$734,127,435 ÷ 734,112,730 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$157,258,771 ÷ 157,255,661 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$270,986,966 ÷ 270,981,536 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$32,800,866 ÷ 32,800,209 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$100,970,638 ÷ 100,968,615 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$7,962,705
Dividends			3,456
TOTAL INCOME			7,966,161
Expenses:
Investment adviser fee (Note 4)		$1,888,008
Administrative fee (Note 4)		494,784
Custodian fees		20,647
Transfer agent fee (Note 2)		255,586
Directors’/Trustees’ fees (Note 4)		3,290
Auditing fees		10,989
Legal fees		11,499
Portfolio accounting fees		100,229
Distribution services fee (Note 4)		308,673
Other service fees (Notes 2 and 4)		555,447
Share registration costs		51,133
Printing and postage		17,387
Miscellaneous (Note 4)		5,621
TOTAL EXPENSES		3,723,293
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(821,299)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(324,191)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,145,490)
Net expenses			2,577,803
Net investment income			5,388,358
Net realized gain on investments			4,946
Change in net assets resulting from operations			$5,393,304
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,388,358	$11,567,723
Net realized gain	4,946	145,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,393,304	11,713,323
Distributions to Shareholders:
Wealth Shares	(3,707,094)	(6,640,086)
Service Shares	(547,061)	(1,426,554)
Cash II Shares	(721,321)	(1,781,234)
Cash Series Shares	(49,547)	(180,824)
Capital Shares	(495,266)	(1,539,217)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,520,289)	(11,567,915)
Share Transactions:
Proceeds from sale of shares	1,204,852,160	2,159,241,595
Net asset value of shares issued to shareholders in payment of distributions declared	5,139,123	10,844,983
Cost of shares redeemed	(1,079,956,841)	(1,701,119,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	130,034,442	468,967,133
Change in net assets	129,907,457	469,112,541
Net Assets:
Beginning of period	1,166,237,219	697,124,678
End of period	$1,296,144,676	$1,166,237,219
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes California Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $1,145,490 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$18,754	$(12,397)
Service Shares	60,748	(59,490)
Cash II Shares	110,422	(108,472)
Cash Series Shares	10,437	(10,212)
Capital Shares	55,225	(54,302)
TOTAL	$255,586	$(244,873)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$181,465	$—	$—
Cash II Shares	$286,613	$(18)	$(1,461)
Cash Series Shares	$33,077	$(1,629)	$(5,657)
Capital Shares	$54,292	$—	$—
TOTAL	$555,447	$(1,647)	$(7,118)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	694,755,796	$694,755,796	1,141,963,195	$1,141,963,195
Shares issued to shareholders in payment of distributions declared	3,433,608	3,433,608	6,228,549	6,228,549
Shares redeemed	(642,102,467)	(642,102,467)	(842,486,518)	(842,486,518)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	56,086,937	$56,086,937	305,705,226	$305,705,226

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	156,184,997	$156,184,997	287,493,797	$287,493,797
Shares issued to shareholders in payment of distributions declared	454,766	454,766	1,136,043	1,136,043
Shares redeemed	(145,988,876)	(145,988,876)	(282,202,706)	(282,202,706)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,650,887	$10,650,887	6,427,134	$6,427,134
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	192,509,966	$192,509,966	428,844,355	$428,844,355
Shares issued to shareholders in payment of distributions declared	720,969	720,969	1,779,068	1,779,068
Shares redeemed	(129,293,393)	(129,293,393)	(238,718,930)	(238,718,930)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	63,937,542	$63,937,542	191,904,493	$191,904,493

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	69,713,452	$69,713,452	58,735,459	$58,735,459
Shares issued to shareholders in payment of distributions declared	49,293	49,293	176,116	176,116
Shares redeemed	(58,149,440)	(58,149,440)	(76,436,872)	(76,436,872)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	11,613,305	$11,613,305	(17,525,297)	$(17,525,297)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	91,687,949	$91,687,949	242,204,789	$242,204,789
Shares issued to shareholders in payment of distributions declared	480,487	480,487	1,525,207	1,525,207
Shares redeemed	(104,422,665)	(104,422,665)	(261,274,419)	(261,274,419)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,254,229)	$(12,254,229)	(17,544,423)	$(17,544,423)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	130,034,442	$130,034,442	468,967,133	$468,967,133
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $821,299 of its fee and voluntarily reimbursed $244,873 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$229,291	$(57,321)
Cash Series Shares	79,382	(13,232)
TOTAL	$308,673	$(70,553)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC did not retain any fees paid by the Fund.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended April 30, 2020, FSSC received $1,577 and reimbursed $1,647 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $314,455,000 and $334,595,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 44.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.5% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.00	$1.40
Service Shares	$1,000	$1,003.80	$2.64
Cash II Shares	$1,000	$1,003.00	$3.39
Cash Series Shares	$1,000	$1,001.50	$4.88
Capital Shares	$1,000	$1,004.50	$1.89
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.50	$1.41
Service Shares	$1,000	$1,022.20	$2.66
Cash II Shares	$1,000	$1,021.50	$3.42
Cash Series Shares	$1,000	$1,020.00	$4.92
Capital Shares	$1,000	$1,023.00	$1.91
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.28%
Service Shares	0.53%
Cash II Shares	0.68%
Cash Series Shares	0.98%
Capital Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
federated california municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes California Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	56.4%
Commercial Paper	39.9%
Municipal Notes	5.7%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.9%
8-30 Days	15.7%
31-90 Days	20.6%
91-180 Days	8.8%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—102.0%
		California—102.0%
$1,295,000		ABAG Finance Authority for Non-Profit Corporations, CA (Ecology Action of Santa Cruz), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	$1,295,000
2,800,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	2,800,000
670,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	670,000
3,700,000		Alameda County, CA IDA Recovery Zone Facility (Reis Newark LLC), (Series 2010A) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.250%, 5/7/2020	3,700,000
7,000,000		Alameda County, CA Joint Powers Authority (Alameda County, CA), (Series A), CP, (FHLB of San Francisco LOC), 1.000%, Mandatory Tender 5/5/2020	7,000,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.390%, 5/7/2020	9,960,000
1,600,000		Antelope Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XF0894) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 5/7/2020	1,600,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	3,365,000
9,000,000		Bay Area Toll Authority, CA, Tender Option Bond Trust Receipts (Series 2017-ZM0542) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	9,000,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	3,320,000
34,195,000		California Educational Facilities Authority (California Institute of Technology), (2006 Series A) Weekly VRDNs, 0.170%, 5/7/2020	34,195,000
17,790,000		California Educational Facilities Authority (California Institute of Technology), (2006 Series B) Weekly VRDNs, 0.180%, 5/7/2020	17,790,000
5,295,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.330%, 5/7/2020	5,295,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,395,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.270%, 5/7/2020	$5,395,000
6,575,000		California Enterprise Development Authority (Ramar International Corporation), (Series 2008A) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	6,575,000
21,700,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.270%, 5/7/2020	21,700,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.340%, 5/7/2020	52,245,000
21,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.000%, Mandatory Tender 8/4/2020	21,000,000
25,400,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.899%, Mandatory Tender 5/13/2020	25,400,422
2,500,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.370%, Optional Tender 5/1/2020	2,500,000
15,025,000		California Health Facilities Financing Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2018-XF0608) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	15,025,000
4,180,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	4,180,000
2,295,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Tender Option Bond Trust Receipts (Series 2018-XM0696) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,295,000
9,175,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (2008 Series B-2) TOBs, 0.920%, Mandatory Tender 7/6/2020	9,175,000
13,315,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), (Series 2008 B-1) Weekly VRDNs, 0.200%, 5/6/2020	13,315,000
5,000,000		California Health Facilities Financing Authority (Stanford Hospital & Clinics), 2008 Series B-2 Subseries 2), CP, 0.650%, Mandatory Tender 8/14/2020	5,000,000
1,500,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (2019-XM0770) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 5/7/2020	1,500,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$6,000,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.320%, 5/7/2020	$6,000,000
2,390,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.260%, 5/7/2020	2,390,000
9,350,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 4.750%, 5/1/2020	9,350,000
2,550,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.250%, 5/6/2020	2,550,000
5,000,000		California Public Finance Authority (Sharp HealthCare), (Series 2017C) Daily VRDNs, (Barclays Bank PLC LOC), 0.150%, 5/1/2020	5,000,000
9,228,000		California State Department of Water Resources, (Series 1), CP, 1.100%, Mandatory Tender 5/21/2020	9,228,000
1,734,000		California State Department of Water Resources, (Series 1), CP, 1.300%, Mandatory Tender 5/14/2020	1,734,000
10,047,000		California State Department of Water Resources, (Series 2), CP, 1.300%, Mandatory Tender 5/14/2020	10,047,000
19,000,000		California State Department of Water Resources, (Series 2), CP, 1.300%, Mandatory Tender 5/21/2020	19,000,000
5,000,000		California State Department of Water Resources, (Series 2), CP, 1.500%, Mandatory Tender 5/19/2020	5,000,000
1,320,000		California State Public Works Board (California State), (2019 Series C), 5.000%, 11/1/2020	1,345,791
2,235,000		California State University (The Trustees of), Tender Option Bond Trust Receipts (Series 2018-ZF0673) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,235,000
2,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.150%, Mandatory Tender 6/23/2020	2,000,000
4,896,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 1.250%, Mandatory Tender 5/14/2020	4,896,000
3,770,000		California State, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 0.820%, Mandatory Tender 7/14/2020	3,770,000
10,000,000		California State, (Series A-4), CP, (Toronto Dominion Bank LOC), 0.500%, Mandatory Tender 7/15/2020	10,000,000
10,000,000		California State, 2.000%, 3/1/2021	10,113,452
2,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-1) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,000,000
4,000,000		California State, RBC Muni Products, Inc., Trust Floater Certificates (Series G-2) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$1,875,000		California State, Tender Option Bond Trust Certificates (Series 2020-XX1123) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.220%, 5/7/2020	$1,875,000
2,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0924) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,220,000
2,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0933) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	1,360,000
2,225,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0848) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	2,225,000
3,185,000		California State, Tender Option Bond Trust Receipts (Series 2020-XM0849) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,185,000
3,220,000		California State, Tender Option Bond Trust Receipts (Series 2020-ZF0932) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,220,000
2,135,000		California Statewide Communities Development Authority (Cruzio Holding Company, LLC), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	2,135,000
5,045,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.250%, Mandatory Tender 9/10/2020	5,045,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.400%, Mandatory Tender 8/6/2020	20,000,000
7,455,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 9/10/2020	7,455,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/7/2020	12,000,000
27,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.100%, Mandatory Tender 5/14/2020	27,000,000
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.200%, Mandatory Tender 5/5/2020	10,000,000
13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.920%, Mandatory Tender 7/8/2020	13,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.100%, Mandatory Tender 8/12/2020	$10,000,000
17,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.930%, Mandatory Tender 7/9/2020	17,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.050%, Mandatory Tender 5/12/2020	10,000,000
45,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.070%, Mandatory Tender 6/11/2020	45,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 1.100%, Mandatory Tender 9/3/2020	15,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.950%, Mandatory Tender 7/8/2020	15,000,000
6,310,000		California Statewide Communities Development Authority (Pacific Collegiate Foundation), (Series 2016) Weekly VRDNs, (Comerica Bank LOC), 0.250%, 5/7/2020	6,310,000
2,275,000		California Statewide Communities Development Authority (Penny Lane Centers), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.100%, 5/7/2020	2,275,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.300%, 5/7/2020	5,600,000
25,300,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.320%, 5/7/2020	25,300,000
31,225,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.290%, 5/7/2020	31,225,000
3,955,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 0.320%, Optional Tender 5/1/2020	3,955,000
25,025,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds) TOBs, (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), 0.320%, Optional Tender 5/1/2020	25,025,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$7,500,000		Central Basin Municipal Water District, CA, Tender Option Bond Trust Certificates (2016-XG0038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.390%, 5/7/2020	$7,500,000
3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	3,600,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	3,040,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,000,000
3,945,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0836) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	3,945,000
7,900,000		Coast CCD, CA, (Series 2018 G-7) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	7,900,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.270%, 5/7/2020	8,000,000
4,000,000		Corona-Norco, CA USD, RBC Muni Products (Series G-64) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	4,655,000
10,000,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 1.000%, Mandatory Tender 5/5/2020	10,000,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.260%, 5/7/2020	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.330%, 5/7/2020	13,710,000
4,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	4,875,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,425,000		Fremont, CA Union High School District, Tender Option Bond Trust Receipts (Series 2018-XF0647) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	$3,425,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	2,000,000
22,060,000		Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.260%, 5/7/2020	22,060,000
1,100,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	1,100,000
1,600,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	1,600,000
2,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	2,300,000
4,475,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.100%, 5/7/2020	4,475,000
1,170,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.290%, 5/7/2020	1,170,000
3,435,000		Lake Tahoe, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0773) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	3,435,000
1,930,000		Long Beach, CA Harbor Department (Port of Long Beach), (Sereies A), 5.000%, 12/15/2020	1,981,347
14,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 2.750%, Mandatory Tender 5/20/2020	14,000,000
5,950,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 1.200%, Mandatory Tender 5/4/2020	5,950,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.300%, 5/7/2020	2,250,000
7,500,000		Los Angeles County, CA Sanitation Districts Financing Authority (Los Angeles County, CA Sanitation District No. 20), Tender Option Bond Trust Certificates (2019-XM0761) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	7,500,000
6,000,000		Los Angeles County, CA TRANs, 5.000%, 6/30/2020	6,036,523
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,225,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	$3,225,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	3,000,000
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.260%, 5/7/2020	4,985,000
6,670,000		Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.360%, 5/7/2020	6,670,000
15,815,000		Modesto, CA Public Financing Authority (Modesto, CA), Lease Revenue Refunding Bonds (Series 2008) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.150%, 5/7/2020	15,815,000
2,500,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 5/12/2020	2,500,000
2,500,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 1.100%, Mandatory Tender 8/14/2020	2,500,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	4,845,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.230%, 5/7/2020	2,490,000
15,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.220%, 5/7/2020	15,000,000
4,000,000		Oakland, CA, Tender Option Bond Receipts (Series 2020-XF0898) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.220%, 5/7/2020	4,000,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.270%, 5/7/2020	1,190,000
17,690,000		Pomona, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2446) Daily VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 0.200%, 5/1/2020	17,690,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$7,500,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.320%, 5/7/2020	$7,500,000
5,600,000		Riverside, CA Electric System, (Series 2011A) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 5/6/2020	5,600,000
2,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.370%, Optional Tender 10/1/2020	2,000,000
1,000,000		San Bernardino, CA CCD, RBC Muni Products (Series G-78) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	1,000,000
2,033,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/7/2020	2,033,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.250%, 5/7/2020	3,450,000
2,060,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.100%, 5/7/2020	2,060,000
7,500,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.880%, Mandatory Tender 6/4/2020	7,500,000
10,500,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 0.900%, Mandatory Tender 6/4/2020	10,500,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.130%, Mandatory Tender 5/13/2020	15,000,000
15,000,000		San Diego County, CA Water Authority, Commercial Paper Notes (Series 10), CP, 1.200%, Mandatory Tender 7/6/2020	15,000,000
2,000,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.600%, Mandatory Tender 6/1/2020	2,000,000
6,425,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 0.700%, Mandatory Tender 9/1/2020	6,425,000
4,510,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 1.070%, Mandatory Tender 6/11/2020	4,510,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,000,000
7,000,000		San Diego, CA Water Utility Fund, (Series 2016B), 5.000%, 8/1/2020	7,071,903
3,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of the West, San Francisco, CA LOC), 0.890%, Mandatory Tender 5/12/2020	3,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,724,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 0.920%, Mandatory Tender 7/15/2020	$5,724,000
10,000,000		San Diego, CA Water Utility Fund, (Series B), CP, (Bank of America N.A. LOC), 1.500%, Mandatory Tender 5/12/2020	10,000,000
27,005,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), (Series A-2), CP, (Bank of America N.A. LOC), 1.900%, Mandatory Tender 5/7/2020	27,005,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Cetificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.300%, 5/7/2020	2,230,000
889,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/7/2020	889,000
2,985,000		Santa Clara County, CA, (Series 2018-XF0646) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,985,000
13,580,000		Santa Clara Valley, CA Transportation Authority (2000 Measure A Sales Tax), (2008 Series B) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.180%, 5/7/2020	13,580,000
1,960,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.000%, Mandatory Tender 5/7/2020	1,960,000
5,166,000		Savanna, CA Elementary School District, Tender Option Bond Trust Receipts (Series 2019-XF0789) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	5,166,000
3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/7/2020	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	8,490,000
4,405,000		University of California (The Regents of), (2013 Series AL-2) Daily VRDNs, 0.100%, 5/1/2020	4,405,000
12,000,000		University of California (The Regents of), (Series A), CP, 0.500%, Mandatory Tender 7/23/2020	12,000,000
9,000,000		University of California (The Regents of), (Series A), CP, 1.050%, Mandatory Tender 5/5/2020	9,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,600,000		University of California (The Regents of), (Series A), CP, 1.080%, Mandatory Tender 5/1/2020	$4,600,000
4,000,000		University of California (The Regents of), (Series A), CP, 1.090%, Mandatory Tender 5/12/2020	4,000,000
2,000,000		University of California (The Regents of), (Series A), CP, 1.100%, Mandatory Tender 5/12/2020	2,000,000
8,620,000		University of California (The Regents of), (Series A), CP, 1.120%, Mandatory Tender 5/13/2020	8,620,000
10,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2670) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.310%, 5/7/2020	10,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.220%, 5/7/2020	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.250%, 5/7/2020	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.220%, 5/7/2020	2,220,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	5,685,000
5,000,000		Ventura County, CA TRANs, 5.000%, 7/1/2020	5,031,283
29,960,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.250%, 5/7/2020	29,960,000
8,675,000		Visalia, CA USD, Floater Certificates (Series 2018-ZM0657) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	8,675,000
2,500,000		West Basin, CA Municipal Water District, CP, (Bank of the West, San Francisco, CA LOC), 1.030%, Mandatory Tender 5/6/2020	2,500,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.270%, 5/7/2020	13,585,000
21,860,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.340%, 5/7/2020	21,860,000
3,350,000		Yosemite, CA CCD, RBC Muni Products (Series 2018-G50) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.230%, 5/7/2020	3,350,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,087,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/7/2020	$5,087,000
		TOTAL INVESTMENT IN SECURITIES—102.0% (AT AMORTIZED COST)[2]	1,322,329,721
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[3]	(26,185,045)
		TOTAL NET ASSETS—100%	$1,296,144,676
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
13

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.003	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	1.28%	1.10%	0.56%	0.49%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%[4]	0.28%	0.28%	0.28%	0.18%[3]	0.08%
Net investment income	0.97%[4]	1.25%	1.10%	0.58%	0.12%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.19%	0.29%	0.39%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$734,127	$678,115	$372,325	$156,974	$54,046	$147,528
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.18% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$1,322,329,721
Cash		421,731
Income receivable		3,689,593
Receivable for shares sold		2,415,890
TOTAL ASSETS		1,328,856,935
Liabilities:
Payable for investments purchased	$32,280,141
Payable for shares redeemed	167,080
Capital gain distribution payable	56,907
Payable for investment adviser fee (Note 4)	6,001
Payable for administrative fees (Note 4)	2,770
Payable for distribution services fee (Note 4)	48,337
Payable for other service fees (Note 4)	98,820
Accrued expenses (Note 4)	52,203
TOTAL LIABILITIES		32,712,259
Net assets for 1,296,118,751 shares outstanding		$1,296,144,676
Net Assets Consist of:
Paid-in capital		$1,296,118,716
Total distributable earnings (loss)		25,960
TOTAL NET ASSETS		$1,296,144,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$734,127,435 ÷ 734,112,730 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$157,258,771 ÷ 157,255,661 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$270,986,966 ÷ 270,981,536 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$32,800,866 ÷ 32,800,209 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$100,970,638 ÷ 100,968,615 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$7,962,705
Dividends			3,456
TOTAL INCOME			7,966,161
Expenses:
Investment adviser fee (Note 4)		$1,888,008
Administrative fee (Note 4)		494,784
Custodian fees		20,647
Transfer agent fee (Note 2)		255,586
Directors’/Trustees’ fees (Note 4)		3,290
Auditing fees		10,989
Legal fees		11,499
Portfolio accounting fees		100,229
Distribution services fee (Note 4)		308,673
Other service fees (Notes 2 and 4)		555,447
Share registration costs		51,133
Printing and postage		17,387
Miscellaneous (Note 4)		5,621
TOTAL EXPENSES		3,723,293
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(821,299)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(324,191)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,145,490)
Net expenses			2,577,803
Net investment income			5,388,358
Net realized gain on investments			4,946
Change in net assets resulting from operations			$5,393,304
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,388,358	$11,567,723
Net realized gain	4,946	145,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,393,304	11,713,323
Distributions to Shareholders:
Wealth Shares	(3,707,094)	(6,640,086)
Service Shares	(547,061)	(1,426,554)
Cash II Shares	(721,321)	(1,781,234)
Cash Series Shares	(49,547)	(180,824)
Capital Shares	(495,266)	(1,539,217)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,520,289)	(11,567,915)
Share Transactions:
Proceeds from sale of shares	1,204,852,160	2,159,241,595
Net asset value of shares issued to shareholders in payment of distributions declared	5,139,123	10,844,983
Cost of shares redeemed	(1,079,956,841)	(1,701,119,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	130,034,442	468,967,133
Change in net assets	129,907,457	469,112,541
Net Assets:
Beginning of period	1,166,237,219	697,124,678
End of period	$1,296,144,676	$1,166,237,219
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes California Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
19

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $1,145,490 is disclosed in various locations in this Note 2 and Note 4. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Wealth Shares	$18,754	$(12,397)
Service Shares	60,748	(59,490)
Cash II Shares	110,422	(108,472)
Cash Series Shares	10,437	(10,212)
Capital Shares	55,225	(54,302)
TOTAL	$255,586	$(244,873)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
20

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$181,465	$—	$—
Cash II Shares	$286,613	$(18)	$(1,461)
Cash Series Shares	$33,077	$(1,629)	$(5,657)
Capital Shares	$54,292	$—	$—
TOTAL	$555,447	$(1,647)	$(7,118)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
21

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	694,755,796	$694,755,796	1,141,963,195	$1,141,963,195
Shares issued to shareholders in payment of distributions declared	3,433,608	3,433,608	6,228,549	6,228,549
Shares redeemed	(642,102,467)	(642,102,467)	(842,486,518)	(842,486,518)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	56,086,937	$56,086,937	305,705,226	$305,705,226

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	156,184,997	$156,184,997	287,493,797	$287,493,797
Shares issued to shareholders in payment of distributions declared	454,766	454,766	1,136,043	1,136,043
Shares redeemed	(145,988,876)	(145,988,876)	(282,202,706)	(282,202,706)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,650,887	$10,650,887	6,427,134	$6,427,134
Semi-Annual Shareholder Report
22

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	192,509,966	$192,509,966	428,844,355	$428,844,355
Shares issued to shareholders in payment of distributions declared	720,969	720,969	1,779,068	1,779,068
Shares redeemed	(129,293,393)	(129,293,393)	(238,718,930)	(238,718,930)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	63,937,542	$63,937,542	191,904,493	$191,904,493

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	69,713,452	$69,713,452	58,735,459	$58,735,459
Shares issued to shareholders in payment of distributions declared	49,293	49,293	176,116	176,116
Shares redeemed	(58,149,440)	(58,149,440)	(76,436,872)	(76,436,872)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	11,613,305	$11,613,305	(17,525,297)	$(17,525,297)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	91,687,949	$91,687,949	242,204,789	$242,204,789
Shares issued to shareholders in payment of distributions declared	480,487	480,487	1,525,207	1,525,207
Shares redeemed	(104,422,665)	(104,422,665)	(261,274,419)	(261,274,419)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,254,229)	$(12,254,229)	(17,544,423)	$(17,544,423)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	130,034,442	$130,034,442	468,967,133	$468,967,133
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $821,299 of its fee and voluntarily reimbursed $244,873 of transfer agent fees.
Semi-Annual Shareholder Report
23

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$229,291	$(57,321)
Cash Series Shares	79,382	(13,232)
TOTAL	$308,673	$(70,553)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC did not retain any fees paid by the Fund.
Semi-Annual Shareholder Report
24

Other Service Fees
For the six months ended April 30, 2020, FSSC received $1,577 and reimbursed $1,647 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $314,455,000 and $334,595,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
25

5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 44.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.5% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
26

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,005.00	$1.40
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.50	$1.41
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2019
federated california municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
28

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
29

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
30

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
31

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
32

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
33

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
35

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Institutional Tax-Free Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Institutional Tax-Free Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.5%
Commercial Paper	1.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.7%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Alabama—3.3%
$5,300,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.300%, 5/7/2020	$5,300,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.300%, 5/7/2020	8,000,000
15,940,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 0.250%, 5/7/2020	15,940,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 0.300%, 5/7/2020	8,750,000
5,250,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.300%, 5/7/2020	5,250,000
9,795,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.700%, 5/7/2020	9,795,000
		TOTAL	53,035,000
		Arizona—1.5%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.320%, 5/7/2020	4,000,000
21,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.250%, 5/7/2020	21,000,000
		TOTAL	25,000,000
		Connecticut—1.0%
6,335,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.250%, 5/7/2020	6,335,000
3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.300%, 5/7/2020	3,800,000
2,900,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.250%, 5/7/2020	2,900,000
4,050,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,050,000
		TOTAL	17,085,000
		Florida—16.7%
3,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.310%, 5/7/2020	3,810,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.200%, 5/6/2020	$20,000,000
30,030,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.200%, 5/1/2020	30,030,000
15,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.390%, 5/6/2020	15,625,000
2,525,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/7/2020	2,525,000
20,000,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/7/2020	20,000,000
8,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	8,345,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 0.280%, 5/6/2020	8,770,000
19,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2020	19,000,000
20,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 0.350%, Mandatory Tender 5/4/2020	20,000,000
12,200,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.180%, 5/1/2020	12,200,000
20,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.240%, 5/1/2020	20,000,000
44,365,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.230%, 5/1/2020	44,365,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.260%, 5/7/2020	10,000,000
18,830,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.260%, 5/7/2020	18,830,000
17,055,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2020	17,055,000
		TOTAL	270,555,000
		Georgia—1.5%
2,885,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 0.200%, 5/7/2020	2,885,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$5,680,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/6/2020	$5,680,000
15,890,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-1) Weekly VRDNs, 0.230%, 5/7/2020	15,890,000
		TOTAL	24,455,000
		Illinois—5.3%
14,550,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.250%, 5/6/2020	14,550,000
66,005,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/6/2020	66,005,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/7/2020	2,350,000
3,950,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.230%, 5/7/2020	3,950,000
		TOTAL	86,855,000
		Indiana—1.0%
2,825,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), (Series 2011D) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.260%, 5/6/2020	2,825,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 0.210%, 5/1/2020	5,415,000
8,460,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.330%, 5/7/2020	8,460,000
		TOTAL	16,700,000
		Iowa—7.3%
48,015,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.230%, 5/6/2020	48,015,000
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 0.280%, 5/6/2020	6,500,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.260%, 5/7/2020	27,100,000
36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.270%, 5/7/2020	36,500,000
650,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 0.250%, 5/7/2020	650,000
		TOTAL	118,765,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—6.3%
$20,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.650%, 5/6/2020	$20,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	12,000,000
3,235,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	3,235,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	3,350,000
63,400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 0.220%, 5/6/2020	63,400,000
		TOTAL	101,985,000
		Maryland—0.1%
595,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.370%, 5/7/2020	595,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	1,050,000
		TOTAL	1,645,000
		Massachusetts—1.0%
10,700,000		Massachusetts HEFA (Massachusetts Institute of Technology), (Series J-2) Weekly VRDNs, 0.230%, 5/7/2020	10,700,000
5,525,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/7/2020	5,525,000
		TOTAL	16,225,000
		Michigan—3.6%
4,430,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 0.250%, 5/7/2020	4,430,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.300%, 5/7/2020	16,200,000
12,015,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/7/2020	12,015,000
25,115,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/7/2020	25,115,000
		TOTAL	57,760,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—0.3%
$4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 0.300%, 5/7/2020	$4,650,000
		Mississippi—3.6%
13,570,000		Mississippi Development Bank (Harrison County, MS), (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 0.290%, 5/7/2020	13,570,000
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.350%, 5/7/2020	44,650,000
		TOTAL	58,220,000
		Missouri—0.8%
12,930,000		Missouri State HEFA (Ascension Health Alliance Senior Credit Group), (Series 2008 C-5) Weekly VRDNs, 0.210%, 5/6/2020	12,930,000
		Multi-State—9.1%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.300%, 5/7/2020	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.320%, 5/7/2020	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 5/7/2020	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.270%, 5/7/2020	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.300%, 5/7/2020	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.320%, 5/7/2020	20,000,000
		TOTAL	147,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.270%, 5/7/2020	1,400,000
		New York—14.2%
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.180%, 5/1/2020	10,000,000
2,200,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.180%, 5/1/2020	2,200,000
3,950,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2020	3,950,000
8,380,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 0.250%, 5/7/2020	8,380,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$12,430,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.150%, 5/1/2020	$12,430,000
24,165,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	24,165,000
17,670,000		New York City, NY Municipal Water Finance Authority, (Series 2017-BB) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2020	17,670,000
2,385,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	2,385,000
7,285,000		New York City, NY Transitional Finance Authority, (Subseries F-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.250%, 5/6/2020	7,285,000
6,500,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 0.150%, 5/1/2020	6,500,000
1,660,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.280%, 5/7/2020	1,660,000
6,070,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subseries C-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	6,070,000
3,910,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 0.160%, 5/1/2020	3,910,000
17,735,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	17,735,000
26,800,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	26,800,000
4,770,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	4,770,000
8,830,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.190%, 5/1/2020	8,830,000
16,300,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	16,300,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	10,000,000
		TOTAL	231,040,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—2.2%
$4,430,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	$4,430,000
14,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	14,500,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Truist Bank LOC), 0.270%, 5/7/2020	1,785,000
15,000,000		Raleigh, NC (Raleigh, NC Combined Enterprise System), (Series 2008A) Weekly VRDNs, (Bank of America N.A. LIQ), 0.220%, 5/6/2020	15,000,000
		TOTAL	35,715,000
		Ohio—1.3%
35,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.210%, 5/7/2020	35,000
9,025,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.160%, 5/1/2020	9,025,000
3,100,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.230%, 5/7/2020	3,100,000
1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.230%, 5/7/2020	1,210,000
8,005,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series D-2) Weekly VRDNs, 0.230%, 5/6/2020	8,005,000
		TOTAL	21,375,000
		Oregon—0.3%
5,000,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	5,000,000
		Pennsylvania—6.9%
2,200,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	2,200,000
7,430,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	7,430,000
12,700,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	12,700,000
1,800,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	1,800,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	$200,000
600,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.230%, 5/7/2020	600,000
11,965,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	11,965,000
4,400,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.250%, 5/7/2020	4,400,000
32,655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.230%, 5/7/2020	32,655,000
37,390,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.160%, 5/1/2020	37,390,000
		TOTAL	111,340,000
		Tennessee—1.9%
5,100,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/6/2020	5,100,000
16,235,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/6/2020	16,235,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/7/2020	8,305,000
550,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.150%, 5/1/2020	550,000
		TOTAL	30,190,000
		Texas—2.7%
11,185,000		Austin, TX Hotel Occupancy Tax, Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/7/2020	11,185,000
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 0.310%, 5/7/2020	2,800,000
14,600,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 0.160%, 5/1/2020	14,600,000
1,050,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.160%, 5/1/2020	1,050,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$13,900,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/7/2020	$13,900,000
		TOTAL	43,535,000
		Utah—3.2%
32,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.280%, 5/6/2020	32,000,000
4,095,000		Murray City, Utah Hospital Revenue (IHC Health Services, Inc.), (Series 2005A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	4,095,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.320%, 5/7/2020	2,000,000
12,640,000		Utah County, UT (IHC Health Services, Inc.), (Series 2002C) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.200%, 5/7/2020	12,640,000
2,000,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000C) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.160%, 5/1/2020	2,000,000
		TOTAL	52,735,000
		Virginia—0.9%
5,950,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 0.180%, 5/1/2020	5,950,000
2,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 0.210%, 5/6/2020	2,500,000
5,560,000		Roanoke, VA EDA (Carilion Health System Obligated Group), (Series C) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2020	5,560,000
		TOTAL	14,010,000
		Washington—1.5%
24,550,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), (Series 2012D) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.250%, 5/7/2020	24,550,000
		West Virginia—1.7%
5,140,000		Cabell County, WV (Provident Group-Marshall Properties, LLC), (Series 2010A) Weekly VRDNs, (Bank of America N.A. LOC), 0.290%, 5/7/2020	5,140,000
22,600,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/7/2020	22,600,000
		TOTAL	27,740,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—0.4%
$6,945,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 0.300%, 5/7/2020	$6,945,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,618,540,000
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,296,228
		TOTAL NET ASSETS—100%	$1,622,836,228
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized level 2 inputs, in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report
11

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0059	0.0137	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]
Net investment income	1.15%[3]	1.36%	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%[3]	0.16%	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$973,599	$855,998	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0062	0.0142	0.0119	0.0064	0.0020	—
Net realized gain/(loss)	—	—	—	—	(0.0000)[1]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0062	0.0142	0.0119	0.0064	0.0020	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0062)	(0.0142)	(0.0119)	(0.0064)	(0.0020)	—
Distributions from net realized gain	—	—	—	—	(0.0000)[1]	—
TOTAL DISTRIBUTIONS	(0.0062)	(0.0142)	(0.0119)	(0.0064)	(0.0020)	—
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[3]	0.62%	1.43%	1.20%	0.64%	0.25%	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.15%	0.15%	0.14%	0.12%
Net investment income	1.24%[4]	1.42%	1.21%	0.65%	0.26%	0.00%
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.18%	0.20%	0.36%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$649,237	$515,446	$420,808	$254,460	$155,223	$59,784
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at identified cost and fair value		$1,618,540,000
Cash		325,728
Income receivable		1,408,681
Receivable for investments sold		15,663,818
Receivable for shares sold		778,445
TOTAL ASSETS		1,636,716,672
Liabilities:
Payable for shares redeemed	$13,359,377
Income distribution payable	458,873
Payable for investment adviser fee (Note 5)	2,022
Payable for administrative fees (Note 5)	3,502
Payable for other service fees (Note 2)	40,202
Accrued expenses (Note 5)	16,468
TOTAL LIABILITIES		13,880,444
Net assets for 1,622,817,091 shares outstanding		$1,622,836,228
Net Assets Consist of:
Paid-in capital		$1,622,817,091
Total distributable earnings (loss)		19,137
TOTAL NET ASSETS		$1,622,836,228
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$973,598,741 ÷ 973,592,698 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$649,237,487 ÷ 649,224,393 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest		$10,104,357
Dividends		26,405
TOTAL INCOME		10,130,762
Expenses:
Investment adviser fee (Note 5)	$1,478,337
Administrative fee (Note 5)	580,820
Custodian fees	25,862
Transfer agent fee	29,066
Directors’/Trustees’ fees (Note 5)	3,766
Auditing fees	10,145
Legal fees	3,903
Portfolio accounting fees	97,827
Other service fees (Note 2)	215,156
Share registration costs	43,639
Printing and postage	9,742
Miscellaneous (Note 5)	19,997
TOTAL EXPENSES	2,518,260
Waiver of investment adviser fee (Note 5)	$(1,158,131)
Net expenses		1,360,129
Net investment income		8,770,633
Change in net assets resulting from operations		$8,770,633
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,770,633	$16,671,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,770,633	16,671,954
Distributions to Shareholders:
Institutional Shares	(4,938,749)	(9,572,444)
Premier Shares	(3,815,397)	(7,103,992)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,754,146)	(16,676,436)
Share Transactions:
Proceeds from sale of shares	3,286,430,268	3,381,084,951
Net asset value of shares issued to shareholders in payment of distributions declared	3,781,832	8,199,101
Cost of shares redeemed	(3,038,836,423)	(3,032,691,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	251,375,677	356,592,599
Change in net assets	251,392,164	356,588,117
Net Assets:
Beginning of period	1,371,444,064	1,014,855,947
End of period	$1,622,836,228	$1,371,444,064
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Tax-Free Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each
Semi-Annual Shareholder Report
18

time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”
Semi-Annual Shareholder Report
19

evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,158,131 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$215,156
For the six months ended April 30, 2020, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
20

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,147,221,447	$1,147,221,447	1,456,449,182	$1,456,449,182
Shares issued to shareholders in payment of distributions declared	1,414,322	1,414,322	3,655,957	3,655,957
Shares redeemed	(1,031,043,078)	(1,031,043,078)	(1,198,149,322)	(1,198,149,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	117,592,691	$117,592,691	261,955,817	$261,955,817
Semi-Annual Shareholder Report
21

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	2,139,208,821	$2,139,208,821	1,924,635,769	$1,924,635,769
Shares issued to shareholders in payment of distributions declared	2,367,510	2,367,510	4,543,144	4,543,144
Shares redeemed	(2,007,793,345)	(2,007,793,345)	(1,834,542,131)	(1,834,542,131)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	133,782,986	$133,782,986	94,636,782	$94,636,782
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	251,375,677	$251,375,677	356,592,599	$356,592,599
4. FEDERAL TAX INFORMATION
At October 31, 2019, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $1,158,131 of its fee.
Semi-Annual Shareholder Report
22

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,183,875,000 and $750,825,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
23

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,006.00	$1.00
Premier Shares	$1,000	$1,006.20	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.90	$1.01
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Premier Shares	0.15%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2019
federated institutional tax-free cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
27

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
28

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
29

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
30

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
31

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
32

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Institutional | FFTXX

Federated Institutional Tax-Free Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Institutional Tax-Free Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.5%
Commercial Paper	1.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.7%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Alabama—3.3%
$5,300,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A: Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.300%, 5/7/2020	$5,300,000
8,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.300%, 5/7/2020	8,000,000
15,940,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 0.250%, 5/7/2020	15,940,000
8,750,000		Mobile, AL Downtown Redevelopment Authority (Austal USA, LLC), (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Societe Generale, Paris LOC), 0.300%, 5/7/2020	8,750,000
5,250,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.300%, 5/7/2020	5,250,000
9,795,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.700%, 5/7/2020	9,795,000
		TOTAL	53,035,000
		Arizona—1.5%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.320%, 5/7/2020	4,000,000
21,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.250%, 5/7/2020	21,000,000
		TOTAL	25,000,000
		Connecticut—1.0%
6,335,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.250%, 5/7/2020	6,335,000
3,800,000		Connecticut State HEFA (Westminster School), (Series C) Weekly VRDNs, (Bank of America N.A. LOC), 0.300%, 5/7/2020	3,800,000
2,900,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.250%, 5/7/2020	2,900,000
4,050,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,050,000
		TOTAL	17,085,000
		Florida—16.7%
3,810,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.310%, 5/7/2020	3,810,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.200%, 5/6/2020	$20,000,000
30,030,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.200%, 5/1/2020	30,030,000
15,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.390%, 5/6/2020	15,625,000
2,525,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/7/2020	2,525,000
20,000,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/7/2020	20,000,000
8,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	8,345,000
8,770,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 0.280%, 5/6/2020	8,770,000
19,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/6/2020	19,000,000
20,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 0.350%, Mandatory Tender 5/4/2020	20,000,000
12,200,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.180%, 5/1/2020	12,200,000
20,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.240%, 5/1/2020	20,000,000
44,365,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.230%, 5/1/2020	44,365,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.260%, 5/7/2020	10,000,000
18,830,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.260%, 5/7/2020	18,830,000
17,055,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2020	17,055,000
		TOTAL	270,555,000
		Georgia—1.5%
2,885,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (PNC Bank, N.A. LIQ), 0.200%, 5/7/2020	2,885,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$5,680,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/6/2020	$5,680,000
15,890,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005C-1) Weekly VRDNs, 0.230%, 5/7/2020	15,890,000
		TOTAL	24,455,000
		Illinois—5.3%
14,550,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.250%, 5/6/2020	14,550,000
66,005,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/6/2020	66,005,000
2,350,000		Illinois Finance Authority (Carle Foundation), (Series 2009E) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/7/2020	2,350,000
3,950,000		Morton Grove Village, IL (Illinois Holocaust Museum and Education Center), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.230%, 5/7/2020	3,950,000
		TOTAL	86,855,000
		Indiana—1.0%
2,825,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), (Series 2011D) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.260%, 5/6/2020	2,825,000
5,415,000		Indianapolis, IN MFH (Washington Pointe, LP), (Series 2009A) Weekly VRDNs, (FNMA LOC), 0.210%, 5/1/2020	5,415,000
8,460,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.330%, 5/7/2020	8,460,000
		TOTAL	16,700,000
		Iowa—7.3%
48,015,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.230%, 5/6/2020	48,015,000
6,500,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 0.280%, 5/6/2020	6,500,000
27,100,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.260%, 5/7/2020	27,100,000
36,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.270%, 5/7/2020	36,500,000
650,000		Iowa Finance Authority (Trinity Healthcare Credit Group), (Series 2000D) Weekly VRDNs, 0.250%, 5/7/2020	650,000
		TOTAL	118,765,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—6.3%
$20,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.650%, 5/6/2020	$20,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	12,000,000
3,235,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	3,235,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.310%, 5/6/2020	3,350,000
63,400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 0.220%, 5/6/2020	63,400,000
		TOTAL	101,985,000
		Maryland—0.1%
595,000		Maryland State Economic Development Corp. (Maryland Academy of Sciences), (Series 2003: Maryland Science Center) Weekly VRDNs, (Bank of America N.A. LOC), 0.370%, 5/7/2020	595,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	1,050,000
		TOTAL	1,645,000
		Massachusetts—1.0%
10,700,000		Massachusetts HEFA (Massachusetts Institute of Technology), (Series J-2) Weekly VRDNs, 0.230%, 5/7/2020	10,700,000
5,525,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/7/2020	5,525,000
		TOTAL	16,225,000
		Michigan—3.6%
4,430,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 0.250%, 5/7/2020	4,430,000
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.300%, 5/7/2020	16,200,000
12,015,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/7/2020	12,015,000
25,115,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/7/2020	25,115,000
		TOTAL	57,760,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—0.3%
$4,650,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 0.300%, 5/7/2020	$4,650,000
		Mississippi—3.6%
13,570,000		Mississippi Development Bank (Harrison County, MS), (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs, (Bank of America N.A. LOC), 0.290%, 5/7/2020	13,570,000
44,650,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.350%, 5/7/2020	44,650,000
		TOTAL	58,220,000
		Missouri—0.8%
12,930,000		Missouri State HEFA (Ascension Health Alliance Senior Credit Group), (Series 2008 C-5) Weekly VRDNs, 0.210%, 5/6/2020	12,930,000
		Multi-State—9.1%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.300%, 5/7/2020	24,000,000
41,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.320%, 5/7/2020	41,000,000
6,000,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 5/7/2020	6,000,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.270%, 5/7/2020	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.300%, 5/7/2020	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.320%, 5/7/2020	20,000,000
		TOTAL	147,100,000
		Nebraska—0.1%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.270%, 5/7/2020	1,400,000
		New York—14.2%
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.180%, 5/1/2020	10,000,000
2,200,000		New York City, NY Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.180%, 5/1/2020	2,200,000
3,950,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2020	3,950,000
8,380,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 0.250%, 5/7/2020	8,380,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$12,430,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.150%, 5/1/2020	$12,430,000
24,165,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	24,165,000
17,670,000		New York City, NY Municipal Water Finance Authority, (Series 2017-BB) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2020	17,670,000
2,385,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	2,385,000
7,285,000		New York City, NY Transitional Finance Authority, (Subseries F-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.250%, 5/6/2020	7,285,000
6,500,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 0.150%, 5/1/2020	6,500,000
1,660,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.280%, 5/7/2020	1,660,000
6,070,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subseries C-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	6,070,000
3,910,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 0.160%, 5/1/2020	3,910,000
17,735,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	17,735,000
26,800,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	26,800,000
4,770,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	4,770,000
8,830,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.190%, 5/1/2020	8,830,000
16,300,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.180%, 5/1/2020	16,300,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	10,000,000
		TOTAL	231,040,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—2.2%
$4,430,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	$4,430,000
14,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	14,500,000
1,785,000		North Carolina Capital Facilities Finance Agency (Salem Academy and College), (Series 2005) Weekly VRDNs, (Truist Bank LOC), 0.270%, 5/7/2020	1,785,000
15,000,000		Raleigh, NC (Raleigh, NC Combined Enterprise System), (Series 2008A) Weekly VRDNs, (Bank of America N.A. LIQ), 0.220%, 5/6/2020	15,000,000
		TOTAL	35,715,000
		Ohio—1.3%
35,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.210%, 5/7/2020	35,000
9,025,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.160%, 5/1/2020	9,025,000
3,100,000		Hamilton County, OH Hospital Facilities Authority (The Elizabeth Gamble Deaconess Home Association), (Series 2002A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.230%, 5/7/2020	3,100,000
1,210,000		Lorain County, OH Port Authority (St. Ignatius High School), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.230%, 5/7/2020	1,210,000
8,005,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series D-2) Weekly VRDNs, 0.230%, 5/6/2020	8,005,000
		TOTAL	21,375,000
		Oregon—0.3%
5,000,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	5,000,000
		Pennsylvania—6.9%
2,200,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	2,200,000
7,430,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	7,430,000
12,700,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	12,700,000
1,800,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	1,800,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$200,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	$200,000
600,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.230%, 5/7/2020	600,000
11,965,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	11,965,000
4,400,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.250%, 5/7/2020	4,400,000
32,655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.230%, 5/7/2020	32,655,000
37,390,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.160%, 5/1/2020	37,390,000
		TOTAL	111,340,000
		Tennessee—1.9%
5,100,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/6/2020	5,100,000
16,235,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/6/2020	16,235,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/7/2020	8,305,000
550,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.150%, 5/1/2020	550,000
		TOTAL	30,190,000
		Texas—2.7%
11,185,000		Austin, TX Hotel Occupancy Tax, Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/7/2020	11,185,000
2,800,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 0.310%, 5/7/2020	2,800,000
14,600,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 0.160%, 5/1/2020	14,600,000
1,050,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.160%, 5/1/2020	1,050,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$13,900,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/7/2020	$13,900,000
		TOTAL	43,535,000
		Utah—3.2%
32,000,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.280%, 5/6/2020	32,000,000
4,095,000		Murray City, Utah Hospital Revenue (IHC Health Services, Inc.), (Series 2005A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2020	4,095,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.320%, 5/7/2020	2,000,000
12,640,000		Utah County, UT (IHC Health Services, Inc.), (Series 2002C) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.200%, 5/7/2020	12,640,000
2,000,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000C) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.160%, 5/1/2020	2,000,000
		TOTAL	52,735,000
		Virginia—0.9%
5,950,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 0.180%, 5/1/2020	5,950,000
2,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 0.210%, 5/6/2020	2,500,000
5,560,000		Roanoke, VA EDA (Carilion Health System Obligated Group), (Series C) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2020	5,560,000
		TOTAL	14,010,000
		Washington—1.5%
24,550,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), (Series 2012D) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.250%, 5/7/2020	24,550,000
		West Virginia—1.7%
5,140,000		Cabell County, WV (Provident Group-Marshall Properties, LLC), (Series 2010A) Weekly VRDNs, (Bank of America N.A. LOC), 0.290%, 5/7/2020	5,140,000
22,600,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.290%, 5/7/2020	22,600,000
		TOTAL	27,740,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—0.4%
$6,945,000		Wisconsin Public Finance Authority (RPD Holdings, LLC and HGI Wisconsin, LLC), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, (AgriBank FCB LOC), 0.300%, 5/7/2020	$6,945,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,618,540,000
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,296,228
		TOTAL NET ASSETS—100%	$1,622,836,228
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized level 2 inputs, in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report
11

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0059	0.0137	0.0114	0.0059	0.0020
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0137	0.0114	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0137)	(0.0114)	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.60%	1.38%	1.15%	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%[3]
Net investment income	1.15%[3]	1.36%	1.17%	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.16%[3]	0.16%	0.18%	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$973,599	$855,998	$594,047	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at identified cost and fair value		$1,618,540,000
Cash		325,728
Income receivable		1,408,681
Receivable for investments sold		15,663,818
Receivable for shares sold		778,445
TOTAL ASSETS		1,636,716,672
Liabilities:
Payable for shares redeemed	$13,359,377
Income distribution payable	458,873
Payable for investment adviser fee (Note 5)	2,022
Payable for administrative fees (Note 5)	3,502
Payable for other service fees (Note 2)	40,202
Accrued expenses (Note 5)	16,468
TOTAL LIABILITIES		13,880,444
Net assets for 1,622,817,091 shares outstanding		$1,622,836,228
Net Assets Consist of:
Paid-in capital		$1,622,817,091
Total distributable earnings (loss)		19,137
TOTAL NET ASSETS		$1,622,836,228
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$973,598,741 ÷ 973,592,698 shares outstanding, no par value, unlimited shares authorized		$1.0000
Premier Shares:
$649,237,487 ÷ 649,224,393 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest		$10,104,357
Dividends		26,405
TOTAL INCOME		10,130,762
Expenses:
Investment adviser fee (Note 5)	$1,478,337
Administrative fee (Note 5)	580,820
Custodian fees	25,862
Transfer agent fee	29,066
Directors’/Trustees’ fees (Note 5)	3,766
Auditing fees	10,145
Legal fees	3,903
Portfolio accounting fees	97,827
Other service fees (Note 2)	215,156
Share registration costs	43,639
Printing and postage	9,742
Miscellaneous (Note 5)	19,997
TOTAL EXPENSES	2,518,260
Waiver of investment adviser fee (Note 5)	$(1,158,131)
Net expenses		1,360,129
Net investment income		8,770,633
Change in net assets resulting from operations		$8,770,633
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,770,633	$16,671,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,770,633	16,671,954
Distributions to Shareholders:
Institutional Shares	(4,938,749)	(9,572,444)
Premier Shares	(3,815,397)	(7,103,992)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,754,146)	(16,676,436)
Share Transactions:
Proceeds from sale of shares	3,286,430,268	3,381,084,951
Net asset value of shares issued to shareholders in payment of distributions declared	3,781,832	8,199,101
Cost of shares redeemed	(3,038,836,423)	(3,032,691,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	251,375,677	356,592,599
Change in net assets	251,392,164	356,588,117
Net Assets:
Beginning of period	1,371,444,064	1,014,855,947
End of period	$1,622,836,228	$1,371,444,064
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. The financial highlights of the Premier Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Tax-Free Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only
Semi-Annual Shareholder Report
17

use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single
Semi-Annual Shareholder Report
18

price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,158,131 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$215,156
For the six months ended April 30, 2020, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
19

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,147,221,447	$1,147,221,447	1,456,449,182	$1,456,449,182
Shares issued to shareholders in payment of distributions declared	1,414,322	1,414,322	3,655,957	3,655,957
Shares redeemed	(1,031,043,078)	(1,031,043,078)	(1,198,149,322)	(1,198,149,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	117,592,691	$117,592,691	261,955,817	$261,955,817
Semi-Annual Shareholder Report
20

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	2,139,208,821	$2,139,208,821	1,924,635,769	$1,924,635,769
Shares issued to shareholders in payment of distributions declared	2,367,510	2,367,510	4,543,144	4,543,144
Shares redeemed	(2,007,793,345)	(2,007,793,345)	(1,834,542,131)	(1,834,542,131)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	133,782,986	$133,782,986	94,636,782	$94,636,782
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	251,375,677	$251,375,677	356,592,599	$356,592,599
4. FEDERAL TAX INFORMATION
At October 31, 2019, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $1,158,131 of its fee.
Semi-Annual Shareholder Report
21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,183,875,000 and $750,825,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
22

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:	$1,000	$1,006.00	$1.00
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.90	$1.01
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2019
federated institutional tax-free cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
25

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
26

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
27

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
28

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
29

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
30

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
32

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454417 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Ticker GAMXX

Federated Georgia Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Georgia Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.7%
Municipal Notes	13.9%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.7%
8-30 Days	0.0%
31-90 Days	13.9%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Georgia—99.6%
$2,540,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.340%, 5/1/2020	$2,540,000
1,000,000		Atlanta, GA Airport Facilities Revenue (Atlanta, GA Airport General Revenue), Tender Option Bond Receipts (Series 2019-XF0815) Weekly VRDNs, (Bank of America N.A. LIQ), 0.330%, 5/7/2020	1,000,000
2,335,000		Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.260%, 5/7/2020	2,335,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.380%, 5/7/2020	9,750,000
2,250,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1122) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	2,250,000
780,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.300%, 5/7/2020	780,000
5,400,000		Bulloch County, GA Development Authority (Apogee Enterprises, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.410%, 5/7/2020	5,400,000
1,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.350%, 5/1/2020	1,500,000
3,160,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.280%, 5/6/2020	3,160,000
8,315,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.380%, 5/7/2020	8,315,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 0.380%, 5/7/2020	10,000,000
3,425,000		Dalton-Whitfield County, GA Joint Development Authority (Hamilton Health Care System Obligated Group), CDI Net Liquidity (2018-ZM0577) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	3,425,000
540,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 5/7/2020	540,000
5,300,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.250%, 5/7/2020	5,300,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,450,000		Georgia State HFA, Tender Option Bond Trust Receipts (2020-ZF0783) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	$1,450,000
3,370,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.290%, 5/7/2020	3,370,000
5,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Refunding Bonds (Series 2017B), 5.000%, 6/1/2020	5,017,871
1,340,000		Gordon County, GA Development Authority (Pine Hall Brick Co., Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.370%, 5/7/2020	1,340,000
1,245,000		Heard County, GA Development Authority (Oglethorpe Power Corp.), (Series 2009A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/6/2020	1,245,000
4,280,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	4,280,000
2,500,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	2,500,000
3,300,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Daily VRDNs, 0.320%, 5/1/2020	3,300,000
6,150,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.340%, 5/1/2020	6,150,000
560,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.340%, 5/1/2020	560,000
2,375,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/6/2020	2,375,000
2,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.350%, 5/6/2020	2,000,000
2,500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.250%, 5/7/2020	2,500,000
5,055,000		Paulding County, GA, Solar Eclipse (Series 2017-0060) TOBs, (U.S. Bank, N.A. LIQ), 0.420%, Optional Tender 6/4/2020	5,055,000
225,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-2) Weekly VRDNs, 0.200%, 5/7/2020	225,000
1,250,000		Private Colleges & Universities Facilities of GA (Emory University), (Series 2005B-3) Weekly VRDNs, 0.170%, 5/7/2020	1,250,000
6,710,000		Richmond County, GA Development Authority (Stonegate Club Apartments LLC), (Series 2002) Weekly VRDNs, (FNMA LOC), 0.340%, 5/7/2020	6,710,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.200%, 5/6/2020	$1,000,000
2,305,000		Savannah, GA EDA (Calvary Day School), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 0.280%, 5/6/2020	2,305,000
2,450,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.650%, 5/6/2020	2,450,000
6,355,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (Truist Bank LOC), 0.300%, 5/6/2020	6,355,000
2,655,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 0.320%, 5/7/2020	2,655,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	120,387,871
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	514,902
		TOTAL NET ASSETS—100%	$120,902,773
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.1% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
4

The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.011	0.009	0.003	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.011	0.009	0.003	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	1.11%	0.88%	0.35%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.52%[3]	0.53%	0.53%	0.53%	0.32%[4]	0.12%
Net investment income	0.91%[3]	1.11%	0.87%	0.35%	0.05%	0.01%
Expense waiver/reimbursement[5]	0.34%[3]	0.30%	0.34%	0.44%	0.64%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,903	$141,535	$175,860	$156,551	$98,313	$168,721
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$120,387,871
Cash		275,726
Income receivable		286,947
Receivable for shares sold		387,937
TOTAL ASSETS		121,338,481
Liabilities:
Payable for shares redeemed	$405,294
Payable to adviser (Note 4)	1,083
Payable for administrative fee (Note 4)	259
Payable for other service fees (Note 2)	24,751
Accrued expenses (Note 4)	4,321
TOTAL LIABILITIES		435,708
Net assets for 120,901,535 shares outstanding		$120,902,773
Net Assets Consist of:
Paid-in capital		$120,901,536
Total distributable earnings		1,237
TOTAL NET ASSETS		$120,902,773
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$120,902,773 ÷ 120,901,535 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$996,341
Expenses:
Investment adviser fee (Note 4)		$208,573
Administrative fee (Note 4)		54,775
Custodian fees		2,643
Transfer agent fees		72,106
Directors’/Trustees’ fees (Note 4)		567
Auditing fees		10,145
Legal fees		4,854
Portfolio accounting fees		33,692
Other service fees (Note 2)		173,811
Share registration costs		28,241
Printing and postage		12,006
Miscellaneous (Note 4)		2,852
TOTAL EXPENSES		604,265
Waiver and Reimbursements (Note 4):
Waiver of investment adviser fee	$(208,573)
Reimbursements of other operating expenses	(30,774)
TOTAL WAIVER AND REIMBURSEMENTS		(239,347)
Net expenses			364,918
Net investment income			631,423
Net realized loss on investments			(33)
Change in net assets resulting from operations			$631,390
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$631,423	$1,905,582
Net realized gain (loss)	(33)	389
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	631,390	1,905,971
Distributions to Shareholders	(631,301)	(1,905,227)
Share Transactions:
Proceeds from sale of shares	196,934,634	375,262,428
Net asset value of shares issued to shareholders in payment of distributions declared	628,688	1,872,636
Cost of shares redeemed	(218,195,442)	(411,460,593)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,632,120)	(34,325,529)
Change in net assets	(20,632,031)	(34,324,785)
Net Assets:
Beginning of period	141,534,804	175,859,589
End of period	$120,902,773	$141,534,804
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Georgia Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
10

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursements of $239,347 is disclosed in various locations in Note 4.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
11

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2020	Year Ended 10/31/2019
Shares sold	196,934,633	375,262,428
Shares issued to shareholders in payment of distributions declared	628,688	1,872,636
Shares redeemed	(218,195,442)	(411,460,593)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(20,632,121)	(34,325,529)
Semi-Annual Shareholder Report
12

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $208,573 of its fee and voluntarily reimbursed $23,807 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC reimbursed $6,967 of other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
13

Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $88,920,000 and $77,300,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 60.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, FNMA, was 20.6% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,004.90	$2.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.30	$2.61
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2019
Federated Georgia municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
16

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
17

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
Semi-Annual Shareholder Report
18

noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking
Semi-Annual Shareholder Report
19

initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
20

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
21

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
22

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
23

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Georgia Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N328
G01478-01 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Massachusetts Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business on June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.8%
Commercial Paper	16.1%
Municipal Notes	9.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.0%
8-30 Days	8.7%
31-90 Days	10.2%
91-180 Days	2.2%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.8%
		Massachusetts—99.8%
$1,000,000		Athol-Royalston, MA Regional School District BANs, 2.500%, 7/30/2020	$1,002,964
1,500,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), CP, (State Street Bank and Trust Co. LOC), 1.040%, Mandatory Tender 5/6/2020	1,500,000
1,870,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.230%, 5/7/2020	1,870,000
1,945,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 5/6/2020	1,945,000
350,000		Massachusetts Bay Transportation Authority General Transportation System, (Series A), CP, (Toronto Dominion Bank LIQ), 0.600%, Mandatory Tender 5/13/2020	350,000
1,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.370%, Optional Tender 5/14/2020	1,500,000
1,870,000		Massachusetts Department of Transportation, (Series A-1) Weekly VRDNs, (Citibank N.A., New York LOC), 0.190%, 5/6/2020	1,870,000
300,000		Massachusetts Development Finance Agency (Boston University), (Series U-6C) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	300,000
1,955,000		Massachusetts Development Finance Agency (Boston University), (Series U-6E) Daily VRDNs, (TD Bank, N.A. LOC), 0.150%, 5/1/2020	1,955,000
1,900,000		Massachusetts Development Finance Agency (Clark University), (Series 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 0.180%, 5/6/2020	1,900,000
1,900,000		Massachusetts Development Finance Agency (Mass General Brigham), Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	1,900,000
3,367,000		Massachusetts Development Finance Agency, (Issue 4), CP, (FHLB of Boston LOC), 0.830%, Mandatory Tender 7/8/2020	3,367,000
2,300,000		Massachusetts HEFA (Baystate Medical Center), (Series J-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2020	2,300,000
200,000		Massachusetts HEFA (Harvard University), (Series R) Daily VRDNs, 0.050%, 5/1/2020	200,000
150,000		Massachusetts HEFA (Harvard University), (Series Y) Weekly VRDNs, 0.220%, 5/7/2020	150,000
1,275,000		Massachusetts HEFA (Massachusetts Institute of Technology), (Series J-2) Weekly VRDNs, 0.230%, 5/7/2020	1,275,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$2,100,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.150%, Mandatory Tender 5/29/2020	$2,100,000
700,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	700,000
475,000		Massachusetts State Development Finance Agency (Marine Biological Laboratory), (Series 2006) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.230%, 5/7/2020	475,000
5,555,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.350%, 5/6/2020	5,555,000
2,185,000		Massachusetts State Development Finance Agency (Tabor Academy), (Series 2007B) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.350%, 5/6/2020	2,185,000
500,000		Massachusetts State Development Finance Agency (Tufts University), (Series 2018 R) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 5/1/2020	500,000
400,000		Massachusetts State Health & Educational Facility (Amherst College), (Series 2005 J-2) Daily VRDNs, 0.090%, 5/1/2020	400,000
795,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 0.270%, 5/7/2020	795,000
1,600,000		Massachusetts State Health & Educational Facility (Tufts University), (Series 2008 N-2) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.150%, 5/1/2020	1,600,000
3,700,000		Massachusetts State Housing Finance Agency Housing Revenue (Princeton Westford), (2015 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/7/2020	3,700,000
1,900,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	1,900,000
1,255,387		Randolph, MA BANs, 2.500%, 6/12/2020	1,256,619
750,000		Rowley, MA BANs, 1.750%, 12/18/2020	752,498
		TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[2]	45,304,081
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	112,150
		TOTAL NET ASSETS—100%	$45,416,231
Semi-Annual Shareholder Report
3

At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.013[2]	0.010
Net realized gain	0.004	0.000[3]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.013	0.010
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.010)
Distributions from net realized gain	(0.001)	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.006)	(0.013)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.56%	1.29%	1.02%
Ratios to Average Net Assets:
Net expenses	0.36%[5]	0.36%	0.36%[5]
Net investment income	0.52%[5]	1.34%	1.16%[5]
Expense waiver/reimbursement[6]	0.00%[5,7]	0.43%	0.45%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]	$732
1	Reflects operations for the period from November 6, 2017 (date of initial investment) to October 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010[1]	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	0.001	0.000[2]	—	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.010	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.001)	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.005)	(0.010)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.45%	1.05%	0.78%	0.25%	0.07%	0.05%
Ratios to Average Net Assets:
Net expenses	0.58%[4]	0.60%	0.61%	0.61%	0.32%[5]	0.12%
Net investment income	0.81%[4]	1.04%	0.72%	0.20%	0.03%	0.01%
Expense waiver/reimbursement[6]	0.71%[4]	0.48%	0.39%	0.37%	0.57%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,054	$17,107	$19,628	$50,886	$71,785	$115,844
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006[1]	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.001	0.000[2]	—	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.006	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.001)	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.003)	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.26%	0.62%	0.37%	0.05%	0.04%	0.05%
Ratios to Average Net Assets:
Net expenses	0.96%[4]	1.02%	1.02%	0.81%	0.35%[5]	0.12%
Net investment income	0.36%[4]	0.64%	0.36%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.96%[4]	0.65%	0.60%	0.77%	1.14%	1.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,363	$20,125	$48,133	$42,818	$60,767	$80,123
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$45,304,081
Cash		750,551
Income receivable		94,135
Receivable for shares sold		40,782
TOTAL ASSETS		46,189,549
Liabilities:
Payable for investments purchased	$752,498
Payable for shares redeemed	441
Income distribution payable	1,083
Capital gain distribution payable	1,730
Payable to adviser (Note 4)	715
Payable for administrative fees (Note 4)	97
Payable for distribution services fee (Note 4)	3,842
Payable for other service fees (Notes 2 and 4)	5,393
Accrued expenses (Note 4)	7,519
TOTAL LIABILITIES		773,318
Net assets for 45,407,053 shares outstanding		$45,416,231
Net Assets Consist of:
Paid-in capital		$45,407,265
Total distributable earnings (loss)		8,966
TOTAL NET ASSETS		$45,416,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$28,053,500 ÷ 28,047,834 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$17,362,631 ÷ 17,359,119 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$243,191
Expenses:
Investment adviser fee (Note 4)		$53,624
Administrative fee (Note 4)		14,204
Custodian fees		1,353
Transfer agent fee		13,964
Directors’/Trustees’ fees (Note 4)		281
Auditing fees		10,145
Legal fees		4,475
Portfolio accounting fees		42,929
Distribution services fee (Note 4)		51,497
Other service fees (Notes 2 and 4)		43,545
Share registration costs		35,646
Printing and postage		10,274
Miscellaneous (Note 4)		3,375
TOTAL EXPENSES		285,312
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(53,624)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(94,784)
TOTAL WAIVERS AND REIMBURSEMENTS		(148,408)
Net expenses			136,904
Net investment income			106,287
Net realized gain on investments			8,710
Change in net assets resulting from operations			$114,997
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$106,287	$456,287
Net realized gain	8,710	16,687
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	114,997	472,974
Distributions to Shareholders:
Wealth Shares	—[1]	(4,252)
Service Shares	(83,057)	(200,193)
Cash Series Shares	(40,099)	(251,635)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(123,156)	(456,080)
Share Transactions:
Proceeds from sale of shares	51,563,459	168,315,304
Net asset value of shares issued to shareholders in payment of distributions declared	105,395	417,629
Cost of shares redeemed	(43,476,905)	(200,010,997)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,191,949	(31,278,064)
Change in net assets	8,183,790	(31,261,170)
Net Assets:
Beginning of period	37,232,441	68,493,611
End of period	$45,416,231	$37,232,441
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Massachusetts Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
11

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $148,408 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$22,088	$—	$(1,811)
Cash Series Shares	$21,457	$(165)	$(3,380)
TOTAL	$43,545	$(165)	$(5,191)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
13

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	589,044	$589,044
Shares redeemed	—	—	(1,321,210)	(1,321,210)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	—	$—	(732,166)	$(732,166)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,033,123	$20,033,123	49,789,838	$49,789,838
Shares issued to shareholders in payment of distributions declared	65,536	65,536	167,194	167,194
Shares redeemed	(9,149,735)	(9,149,735)	(52,486,251)	(52,486,251)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,948,924	$10,948,924	(2,529,219)	$(2,529,219)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	31,530,336	$31,530,336	117,936,422	$117,936,422
Shares issued to shareholders in payment of distributions declared	39,859	39,859	250,435	250,435
Shares redeemed	(34,327,170)	(34,327,170)	(146,203,536)	(146,203,536)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,756,975)	$(2,756,975)	(28,016,679)	$(28,016,679)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,191,949	$8,191,949	(31,278,064)	$(31,278,064)
Semi-Annual Shareholder Report
14

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $53,624 of its fee and voluntarily reimbursed $71,420 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$51,497	$(18,008)
Semi-Annual Shareholder Report
15

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $19,494 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $100 and reimbursed $165 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.36%, 0.61% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,340,000 and $22,435,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
16

5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 55.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 17.1% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
18

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.60	$1.80
Service Shares	$1,000	$1,004.50	$2.89
Cash Series Shares	$1,000	$1,002.60	$4.78
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.07	$1.81
Service Shares	$1,000	$1,021.98	$2.92
Cash Series Shares	$1,000	$1,020.09	$4.82
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.36%
Service Shares	0.58%
Cash Series Shares	0.96%
Semi-Annual Shareholder Report
19

Evaluation and Approval of Advisory Contract–May 2019
Federated massachusetts municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
20

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
21

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and
Semi-Annual Shareholder Report
22

noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking
Semi-Annual Shareholder Report
23

initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
24

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
25

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
27

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Massachusetts Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
1052806 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated New York Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes New York Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	66.6%
Municipal Notes	30.9%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.6%
8-30 Days	6.0%
31-90 Days	19.8%
91-180 Days	5.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		New York—99.6%
$285,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.450%, 5/7/2020	$285,000
4,200,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,200,000
3,000,000		Argyle, NY CSD, (Series 2019) BANs, 2.250%, 6/5/2020	3,001,607
5,109,500		Batavia Town, NY BANs, 1.500%, 3/11/2021	5,126,866
9,750,000		Batavia, NY City School District, (Series 2019A) BANs, 2.000%, 6/16/2020	9,759,243
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, 5/7/2020	10,000,000
2,075,000		Belfast, NY CSD BANs, 1.750%, 6/26/2020	2,075,720
3,779,013		Bradford, NY CSD BANs, 2.000%, 6/26/2020	3,781,980
3,750,000		Canadice, NY BANs, 2.000%, 7/17/2020	3,750,000
2,000,000		Carthage, NY CSD BANs, 1.500%, 6/29/2020	2,000,507
3,000,000		Clayton, NY BANs, 1.500%, 9/9/2020	3,001,055
1,995,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.280%, 5/7/2020	1,995,000
3,595,743		Corning, NY (Town of) BANs, 1.750%, 8/12/2020	3,598,429
3,395,770		East Fishkill, NY, (Series 2019B) BANs, 1.500%, 7/23/2020	3,397,679
2,000,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/26/2020	2,002,031
1,525,000		Elba, NY BANs, 1.250%, 3/17/2021	1,528,298
3,785,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.280%, 5/7/2020	3,785,000
3,840,000		Fort Edward Union Free School District, NY BANs, 2.000%, 6/19/2020	3,841,871
7,175,000		Glens Falls, NY BANs, 2.000%, 6/5/2020	7,175,000
1,200,000		Heuvelton, NY CSD BANs, 1.500%, 6/25/2020	1,200,249
4,800,000		Honeoye Falls Lima, NY CSD, (Series A) BANs, 2.000%, 7/15/2020	4,806,698
4,500,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.370%, 5/7/2020	4,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/7/2020	$5,030,000
5,000,000		Ithaca City, NY School District BANs, 1.500%, 7/17/2020	5,003,465
5,831,500		Kingston, NY BANs, 1.250%, 3/19/2021	5,859,589
1,872,086		Lloyd, NY BANs, 1.500%, 2/12/2021	1,876,428
1,055,939		Malone, NY CSD BANs, 2.000%, 8/14/2020	1,057,429
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 0.320%, 5/7/2020	5,000,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.370%, Optional Tender 5/14/2020	18,445,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	16,670,000
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	3,000,000
2,763,571		Middletown, NY, (2019 Series B) BANs, 1.750%, 10/22/2020	2,768,748
3,440,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.400%, 5/7/2020	3,440,000
3,400,000		Montauk, NY Union Free School District TANs, 2.000%, 6/25/2020	3,403,546
25,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.180%, 5/6/2020	25,000,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, 5/7/2020	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.280%, 5/7/2020	8,960,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	$8,700,000
1,407,680		New Paltz, NY BANs, 1.500%, 9/17/2020	1,408,626
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/7/2020	1,150,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.260%, 5/7/2020	685,000
10,000,000		New York City Housing Development Corp. (8 Spruce Street Residential LLC), BAML 3a-7 CE (Series 2019-BAML5009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.290%, 5/7/2020	10,000,000
4,800,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.210%, 5/7/2020	4,800,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	4,000,000
15,970,000		New York City Trust For Cultural Resources (Metropolitan Museum of Art), (Series 2006 A-2) Weekly VRDNs, 0.260%, 5/7/2020	15,970,000
4,500,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs, (TD Bank, N.A. LOC), 0.210%, 5/6/2020	4,500,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.210%, 5/6/2020	2,000,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	990,000
7,250,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.180%, 5/1/2020	7,250,000
10,750,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.160%, 5/1/2020	10,750,000
10,000,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.180%, 5/1/2020	10,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,850,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.280%, 5/7/2020	$5,850,000
475,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 5/7/2020	475,000
12,950,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	12,950,000
20,000,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.250%, 5/7/2020	20,000,000
4,185,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.160%, 5/1/2020	4,185,000
5,800,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.190%, 5/1/2020	5,800,000
1,880,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.240%, 5/7/2020	1,880,000
370,000		New York State Dormitory Authority (St. John’s University), (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 5/7/2020	370,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.270%, 5/7/2020	5,600,000
1,100,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.230%, 5/6/2020	1,100,000
5,920,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.170%, 5/6/2020	5,920,000
1,150,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.190%, 5/6/2020	1,150,000
6,925,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.220%, 5/6/2020	6,925,000
2,980,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.210%, 5/6/2020	2,980,000
1,950,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/6/2020	1,950,000
605,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	605,000
6,990,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 5/6/2020	6,990,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 5/7/2020	$2,950,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/7/2020	5,500,000
3,800,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 5/7/2020	3,800,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 5/7/2020	3,245,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	7,500,000
5,650,000		North Colonie, NY CSD BANs, 2.250%, 7/17/2020	5,651,321
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.260%, 5/7/2020	10,000,000
4,640,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,640,000
7,720,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 5.110%, 5/1/2020	7,720,000
3,619,836		Oppenheim-Ephratah-St. Johnsville, NY CSD BANs, 1.500%, 6/19/2020	3,620,941
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	1,500,000
1,859,000		Owego-Apalachin, NY CSD BANs, 1.750%, 8/21/2020	1,861,071
2,000,000		Philipstown, NY BANs, 1.500%, 1/22/2021	2,003,586
11,135,000		Port Authority of New York and New Jersey, (Series B), CP, 1.200%, Mandatory Tender 7/8/2020	11,135,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	1,100,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,535,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	$1,535,000
1,772,764		Rhinebeck, NY BANs, 1.500%, 1/29/2021	1,776,278
1,600,000		Rome, NY, (2019 Series A) BANs, 2.000%, 5/29/2020	1,600,000
6,480,000		Salina, NY BANs, 2.250%, 6/13/2020	6,484,384
3,755,000		Schoharie County, NY BANs, 2.000%, 6/19/2020	3,758,984
10,000,000		South Lewis, NY CSD BANs, 1.750%, 7/31/2020	10,019,806
3,160,039		Stony Point, NY, (Series 2019A) BANs, 1.500%, 8/20/2020	3,161,927
610,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/7/2020	610,000
2,000,000		Tuckahoe, NY Union Free School District BANs, 2.000%, 6/5/2020	2,000,600
4,895,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.350%, 5/7/2020	4,895,000
1,255,050		Wappingers, NY CSD BANs, 2.000%, 7/15/2020	1,256,112
4,538,873		Waverly, NY BANs, 1.500%, 9/1/2020	4,539,206
2,100,000		Waverly, NY CSD BANs, 1.750%, 6/30/2020	2,100,953
3,041,440		West Genesee, NY CSD BANs, 2.000%, 7/3/2020	3,044,987
4,300,000		Westchester County, NY TANs, 1.500%, 5/27/2020	4,300,116
4,155,000		Wilson, NY CSD BANs, 2.000%, 7/8/2020	4,160,615
4,766,000		Windham, NY BANs, 2.375%, 5/20/2020	4,767,275
7,250,000		Yonkers, NY IDA (Consumers Union of United States, Inc.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/6/2020	7,250,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	534,658,226
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,069,623
		TOTAL NET ASSETS—100%	$536,727,849
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.54%	1.33%	1.08%	0.56%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.32%	0.32%	0.22%[4]	0.12%
Net investment income	1.04%[3]	1.31%	1.10%	0.58%	0.10%	0.01%
Expense waiver/reimbursement[5]	0.17%[3]	0.17%	0.25%	0.34%	0.40%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,246	$326,684	$211,511	$111,061	$70,496	$215,975
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.011	0.009	0.003	0.001	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.011	0.009	0.003	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.011)	(0.009)	(0.003)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	1.11%	0.86%	0.34%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.54%	0.54%	0.30%[4]	0.12%
Net investment income	0.85%[3]	1.09%	0.82%	0.35%	0.02%	0.01%
Expense waiver/reimbursement[5]	0.45%[3]	0.45%	0.55%	0.62%	0.79%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,323	$219,665	$28,662	$64,510	$35,692	$194,225
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.009	0.006	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.009	0.006	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.009)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.32%	0.87%	0.63%	0.13%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.77%[3]	0.77%	0.77%	0.76%	0.29%[4]	0.12%
Net investment income	0.64%[3]	0.87%	0.62%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.23%[3]	0.22%	0.32%	0.41%	0.81%	0.98%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,490	$9,952	$9,535	$10,982	$8,457	$65,870
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.62%	0.38%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	1.02%	1.02%	0.86%	0.36%[4]	0.12%
Net investment income	0.40%[3]	0.63%	0.33%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.35%[3]	0.32%	0.42%	0.65%	1.11%	1.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,669	$25,450	$35,414	$141,388	$172,288	$285,077
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$534,658,226
Cash		484,522
Income receivable		2,055,523
Receivable for shares sold		2,787,266
TOTAL ASSETS		539,985,537
Liabilities:
Payable for investments purchased	$3,100,340
Payable for shares redeemed	42,690
Capital gain distribution payable	13,002
Payable for investment adviser fee (Note 4)	2,172
Payable for administrative fees (Note 4)	1,143
Payable for distribution services fee (Note 4)	20,985
Payable for other service fees (Note 4)	51,600
Accrued expenses (Note 4)	25,756
TOTAL LIABILITIES		3,257,688
Net assets for 536,709,693 shares outstanding		$536,727,849
Net Assets Consist of:
Paid-in capital		$536,709,693
Total distributable earnings (loss)		18,156
TOTAL NET ASSETS		$536,727,849
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$260,245,897 ÷ 260,237,049 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$235,322,503 ÷ 235,314,595 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$11,490,201 ÷ 11,489,810 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$29,669,248 ÷ 29,668,239 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$3,989,755
Dividends			8,548
TOTAL INCOME			3,998,303
Expenses:
Investment adviser fee (Note 4)		$870,376
Administrative fee (Note 4)		228,159
Custodian fees		10,304
Transfer agent fee		159,205
Directors’/Trustees’ fees (Note 4)		1,738
Auditing fees		10,989
Legal fees		6,007
Portfolio accounting fees		79,779
Distribution services fee (Note 4)		381,590
Other service fees (Notes 2 and 4)		332,888
Share registration costs		41,120
Printing and postage		12,098
Miscellaneous (Note 4)		4,294
TOTAL EXPENSES		2,138,547
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(481,453)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(346,257)
TOTAL WAIVERS AND REIMBURSEMENT		(827,710)
Net expenses			1,310,837
Net investment income			2,687,466
Net realized gain on investments			11
Change in net assets resulting from operations			$2,687,477
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,687,466	$5,990,875
Net realized gain	11	40,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,687,477	6,031,570
Distributions to Shareholders:
Wealth Shares	(1,643,405)	(3,653,828)
Service Shares	(976,548)	(2,023,356)
Cash II Shares	(39,386)	(91,932)
Cash Series Shares	(55,994)	(219,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,715,333)	(5,988,700)
Share Transactions:
Proceeds from sale of shares	445,745,947	998,159,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,522,531	5,636,656
Cost of shares redeemed	(493,263,577)	(707,209,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,995,099)	296,586,002
Change in net assets	(45,022,955)	296,628,872
Net Assets:
Beginning of period	581,750,804	285,121,932
End of period	$536,727,849	$581,750,804
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes New York Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
16

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $827,710 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Semi-Annual Shareholder Report
17

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$283,073	$(79,179)	$—
Cash II Shares	$15,109	$—	$(519)
Cash Series Shares	$34,706	$(169)	$(4,666)
TOTAL	$332,888	$(79,348)	$(5,185)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Semi-Annual Shareholder Report
18

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	191,685,354	$191,685,354	506,187,750	$506,187,750
Shares issued to shareholders in payment of distributions declared	1,473,429	1,473,429	3,407,502	3,407,502
Shares redeemed	(259,579,980)	(259,579,980)	(394,445,382)	(394,445,382)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(66,421,197)	$(66,421,197)	115,149,870	$115,149,870

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	202,897,593	$202,897,593	443,173,878	$443,173,878
Shares issued to shareholders in payment of distributions declared	955,430	955,430	1,922,304	1,922,304
Shares redeemed	(188,185,889)	(188,185,889)	(254,110,633)	(254,110,633)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	15,667,134	$15,667,134	190,985,549	$190,985,549

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,691,233	$8,691,233	12,141,971	$12,141,971
Shares issued to shareholders in payment of distributions declared	39,182	39,182	90,573	90,573
Shares redeemed	(7,191,563)	(7,191,563)	(11,816,363)	(11,816,363)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,538,852	$1,538,852	416,181	$416,181
Semi-Annual Shareholder Report
19

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,471,767	$42,471,767	36,655,665	$36,655,665
Shares issued to shareholders in payment of distributions declared	54,490	54,490	216,277	216,277
Shares redeemed	(38,306,145)	(38,306,145)	(46,837,540)	(46,837,540)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,220,112	$4,220,112	(9,965,598)	$(9,965,598)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(44,995,099)	$(44,995,099)	296,586,002	$296,586,002
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Adviser voluntarily waived $481,453 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report
20

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$283,188	$(237,878)
Cash II Shares	15,109	(3,022)
Cash Series Shares	83,293	(20,824)
TOTAL	$381,590	$(261,724)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $834 and reimbursed $79,348 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
21

Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $149,025,000 and $245,880,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 42.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.9% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.40	$1.60
Service Shares	$1,000	$1,004.30	$2.69
Cash II Shares	$1,000	$1,003.20	$3.84
Cash Series Shares	$1,000	$1,002.00	$4.93
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.30	$1.61
Service Shares	$1,000	$1,022.20	$2.72
Cash II Shares	$1,000	$1,021.00	$3.87
Cash Series Shares	$1,000	$1019.90	$4.97
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.32%
Service Shares	0.54%
Cash II Shares	0.77%
Cash Series Shares	0.99%
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2019
Federated new york municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and
Semi-Annual Shareholder Report
25

(6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense
Semi-Annual Shareholder Report
26

limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
27

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment
Semi-Annual Shareholder Report
28

program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Semi-Annual Shareholder Report
29

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as
Semi-Annual Shareholder Report
30

discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
32

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes New York Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	66.6%
Municipal Notes	30.9%
Commercial Paper	2.1%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.6%
8-30 Days	6.0%
31-90 Days	19.8%
91-180 Days	5.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		New York—99.6%
$285,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.450%, 5/7/2020	$285,000
4,200,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,200,000
3,000,000		Argyle, NY CSD, (Series 2019) BANs, 2.250%, 6/5/2020	3,001,607
5,109,500		Batavia Town, NY BANs, 1.500%, 3/11/2021	5,126,866
9,750,000		Batavia, NY City School District, (Series 2019A) BANs, 2.000%, 6/16/2020	9,759,243
10,000,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, 5/7/2020	10,000,000
2,075,000		Belfast, NY CSD BANs, 1.750%, 6/26/2020	2,075,720
3,779,013		Bradford, NY CSD BANs, 2.000%, 6/26/2020	3,781,980
3,750,000		Canadice, NY BANs, 2.000%, 7/17/2020	3,750,000
2,000,000		Carthage, NY CSD BANs, 1.500%, 6/29/2020	2,000,507
3,000,000		Clayton, NY BANs, 1.500%, 9/9/2020	3,001,055
1,995,000		Columbia County, NY IDA (Columbia Memorial Hospital), (Series 2008A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.280%, 5/7/2020	1,995,000
3,595,743		Corning, NY (Town of) BANs, 1.750%, 8/12/2020	3,598,429
3,395,770		East Fishkill, NY, (Series 2019B) BANs, 1.500%, 7/23/2020	3,397,679
2,000,000		East Rochester, NY Union Free School District BANs, 2.000%, 6/26/2020	2,002,031
1,525,000		Elba, NY BANs, 1.250%, 3/17/2021	1,528,298
3,785,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.280%, 5/7/2020	3,785,000
3,840,000		Fort Edward Union Free School District, NY BANs, 2.000%, 6/19/2020	3,841,871
7,175,000		Glens Falls, NY BANs, 2.000%, 6/5/2020	7,175,000
1,200,000		Heuvelton, NY CSD BANs, 1.500%, 6/25/2020	1,200,249
4,800,000		Honeoye Falls Lima, NY CSD, (Series A) BANs, 2.000%, 7/15/2020	4,806,698
4,500,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.370%, 5/7/2020	4,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/7/2020	$5,030,000
5,000,000		Ithaca City, NY School District BANs, 1.500%, 7/17/2020	5,003,465
5,831,500		Kingston, NY BANs, 1.250%, 3/19/2021	5,859,589
1,872,086		Lloyd, NY BANs, 1.500%, 2/12/2021	1,876,428
1,055,939		Malone, NY CSD BANs, 2.000%, 8/14/2020	1,057,429
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 0.320%, 5/7/2020	5,000,000
18,445,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Clipper Tax-Exempt Certificates Trust (Series 2009-71) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.370%, Optional Tender 5/14/2020	18,445,000
16,685,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	16,670,000
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/7/2020	3,000,000
2,763,571		Middletown, NY, (2019 Series B) BANs, 1.750%, 10/22/2020	2,768,748
3,440,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.400%, 5/7/2020	3,440,000
3,400,000		Montauk, NY Union Free School District TANs, 2.000%, 6/25/2020	3,403,546
25,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.180%, 5/6/2020	25,000,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, 5/7/2020	3,725,000
8,960,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.280%, 5/7/2020	8,960,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	$8,700,000
1,407,680		New Paltz, NY BANs, 1.500%, 9/17/2020	1,408,626
1,150,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/7/2020	1,150,000
685,000		New York City Capital Resource Corp. (Cobble Hill Health Center, Inc.), Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs, (Bank of America N.A. LOC), 0.260%, 5/7/2020	685,000
10,000,000		New York City Housing Development Corp. (8 Spruce Street Residential LLC), BAML 3a-7 CE (Series 2019-BAML5009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.290%, 5/7/2020	10,000,000
4,800,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.210%, 5/7/2020	4,800,000
3,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2786) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	3,000,000
4,000,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	4,000,000
15,970,000		New York City Trust For Cultural Resources (Metropolitan Museum of Art), (Series 2006 A-2) Weekly VRDNs, 0.260%, 5/7/2020	15,970,000
4,500,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs, (TD Bank, N.A. LOC), 0.210%, 5/6/2020	4,500,000
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2000 Series C) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.210%, 5/6/2020	2,000,000
990,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.250%, 5/7/2020	990,000
7,250,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.180%, 5/1/2020	7,250,000
10,750,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.160%, 5/1/2020	10,750,000
10,000,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.180%, 5/1/2020	10,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$5,850,000		New York City, NY Transitional Finance Authority, Fiscal 2018 (Subseries C-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.280%, 5/7/2020	$5,850,000
475,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 5/7/2020	475,000
12,950,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	12,950,000
20,000,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.250%, 5/7/2020	20,000,000
4,185,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.160%, 5/1/2020	4,185,000
5,800,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.190%, 5/1/2020	5,800,000
1,880,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.240%, 5/7/2020	1,880,000
370,000		New York State Dormitory Authority (St. John’s University), (Series 2008B-1) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 5/7/2020	370,000
5,600,000		New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ), 0.270%, 5/7/2020	5,600,000
1,100,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.230%, 5/6/2020	1,100,000
5,920,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.170%, 5/6/2020	5,920,000
1,150,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.190%, 5/6/2020	1,150,000
6,925,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.220%, 5/6/2020	6,925,000
2,980,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.210%, 5/6/2020	2,980,000
1,950,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/6/2020	1,950,000
605,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.160%, 5/1/2020	605,000
6,990,000		New York State HFA, (2010 Series A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 5/6/2020	6,990,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 5/7/2020	$2,950,000
5,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/7/2020	5,500,000
3,800,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 5/7/2020	3,800,000
3,245,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.190%, 5/7/2020	3,245,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	7,500,000
5,650,000		North Colonie, NY CSD BANs, 2.250%, 7/17/2020	5,651,321
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.290%, 5/7/2020	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.260%, 5/7/2020	10,000,000
4,640,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	4,640,000
7,720,000		Ontario County, NY Industrial Development Agency (Friends of the Finger Lakes Performing Arts Center, Inc.), (Series 2005A) Monthly VRDNs, (Citizens Bank, N.A., Providence LOC), 5.110%, 5/1/2020	7,720,000
3,619,836		Oppenheim-Ephratah-St. Johnsville, NY CSD BANs, 1.500%, 6/19/2020	3,620,941
1,500,000		Orange County, NY IDA (Tuxedo Park School), (Series 2002) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	1,500,000
1,859,000		Owego-Apalachin, NY CSD BANs, 1.750%, 8/21/2020	1,861,071
2,000,000		Philipstown, NY BANs, 1.500%, 1/22/2021	2,003,586
11,135,000		Port Authority of New York and New Jersey, (Series B), CP, 1.200%, Mandatory Tender 7/8/2020	11,135,000
1,100,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	1,100,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,535,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	$1,535,000
1,772,764		Rhinebeck, NY BANs, 1.500%, 1/29/2021	1,776,278
1,600,000		Rome, NY, (2019 Series A) BANs, 2.000%, 5/29/2020	1,600,000
6,480,000		Salina, NY BANs, 2.250%, 6/13/2020	6,484,384
3,755,000		Schoharie County, NY BANs, 2.000%, 6/19/2020	3,758,984
10,000,000		South Lewis, NY CSD BANs, 1.750%, 7/31/2020	10,019,806
3,160,039		Stony Point, NY, (Series 2019A) BANs, 1.500%, 8/20/2020	3,161,927
610,000		Suffolk County, NY IDA (Guide Dog Foundation, Inc.) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/7/2020	610,000
2,000,000		Tuckahoe, NY Union Free School District BANs, 2.000%, 6/5/2020	2,000,600
4,895,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams-Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.350%, 5/7/2020	4,895,000
1,255,050		Wappingers, NY CSD BANs, 2.000%, 7/15/2020	1,256,112
4,538,873		Waverly, NY BANs, 1.500%, 9/1/2020	4,539,206
2,100,000		Waverly, NY CSD BANs, 1.750%, 6/30/2020	2,100,953
3,041,440		West Genesee, NY CSD BANs, 2.000%, 7/3/2020	3,044,987
4,300,000		Westchester County, NY TANs, 1.500%, 5/27/2020	4,300,116
4,155,000		Wilson, NY CSD BANs, 2.000%, 7/8/2020	4,160,615
4,766,000		Windham, NY BANs, 2.375%, 5/20/2020	4,767,275
7,250,000		Yonkers, NY IDA (Consumers Union of United States, Inc.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/6/2020	7,250,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	534,658,226
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,069,623
		TOTAL NET ASSETS—100%	$536,727,849
At April 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.011	0.006	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.011	0.006	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.011)	(0.006)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.54%	1.33%	1.08%	0.56%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.32%	0.32%	0.32%	0.22%[4]	0.12%
Net investment income	1.04%[3]	1.31%	1.10%	0.58%	0.10%	0.01%
Expense waiver/reimbursement[5]	0.17%[3]	0.17%	0.25%	0.34%	0.40%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,246	$326,684	$211,511	$111,061	$70,496	$215,975
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$534,658,226
Cash		484,522
Income receivable		2,055,523
Receivable for shares sold		2,787,266
TOTAL ASSETS		539,985,537
Liabilities:
Payable for investments purchased	$3,100,340
Payable for shares redeemed	42,690
Capital gain distribution payable	13,002
Payable for investment adviser fee (Note 4)	2,172
Payable for administrative fees (Note 4)	1,143
Payable for distribution services fee (Note 4)	20,985
Payable for other service fees (Note 4)	51,600
Accrued expenses (Note 4)	25,756
TOTAL LIABILITIES		3,257,688
Net assets for 536,709,693 shares outstanding		$536,727,849
Net Assets Consist of:
Paid-in capital		$536,709,693
Total distributable earnings (loss)		18,156
TOTAL NET ASSETS		$536,727,849
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$260,245,897 ÷ 260,237,049 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$235,322,503 ÷ 235,314,595 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$11,490,201 ÷ 11,489,810 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$29,669,248 ÷ 29,668,239 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$3,989,755
Dividends			8,548
TOTAL INCOME			3,998,303
Expenses:
Investment adviser fee (Note 4)		$870,376
Administrative fee (Note 4)		228,159
Custodian fees		10,304
Transfer agent fee		159,205
Directors’/Trustees’ fees (Note 4)		1,738
Auditing fees		10,989
Legal fees		6,007
Portfolio accounting fees		79,779
Distribution services fee (Note 4)		381,590
Other service fees (Notes 2 and 4)		332,888
Share registration costs		41,120
Printing and postage		12,098
Miscellaneous (Note 4)		4,294
TOTAL EXPENSES		2,138,547
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(481,453)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(346,257)
TOTAL WAIVERS AND REIMBURSEMENT		(827,710)
Net expenses			1,310,837
Net investment income			2,687,466
Net realized gain on investments			11
Change in net assets resulting from operations			$2,687,477
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,687,466	$5,990,875
Net realized gain	11	40,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,687,477	6,031,570
Distributions to Shareholders:
Wealth Shares	(1,643,405)	(3,653,828)
Service Shares	(976,548)	(2,023,356)
Cash II Shares	(39,386)	(91,932)
Cash Series Shares	(55,994)	(219,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,715,333)	(5,988,700)
Share Transactions:
Proceeds from sale of shares	445,745,947	998,159,264
Net asset value of shares issued to shareholders in payment of distributions declared	2,522,531	5,636,656
Cost of shares redeemed	(493,263,577)	(707,209,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,995,099)	296,586,002
Change in net assets	(45,022,955)	296,628,872
Net Assets:
Beginning of period	581,750,804	285,121,932
End of period	$536,727,849	$581,750,804
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes New York Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the
Semi-Annual Shareholder Report
13

procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $827,710 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Semi-Annual Shareholder Report
14

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$283,073	$(79,179)	$—
Cash II Shares	$15,109	$—	$(519)
Cash Series Shares	$34,706	$(169)	$(4,666)
TOTAL	$332,888	$(79,348)	$(5,185)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Semi-Annual Shareholder Report
15

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	191,685,354	$191,685,354	506,187,750	$506,187,750
Shares issued to shareholders in payment of distributions declared	1,473,429	1,473,429	3,407,502	3,407,502
Shares redeemed	(259,579,980)	(259,579,980)	(394,445,382)	(394,445,382)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(66,421,197)	$(66,421,197)	115,149,870	$115,149,870

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	202,897,593	$202,897,593	443,173,878	$443,173,878
Shares issued to shareholders in payment of distributions declared	955,430	955,430	1,922,304	1,922,304
Shares redeemed	(188,185,889)	(188,185,889)	(254,110,633)	(254,110,633)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	15,667,134	$15,667,134	190,985,549	$190,985,549

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	8,691,233	$8,691,233	12,141,971	$12,141,971
Shares issued to shareholders in payment of distributions declared	39,182	39,182	90,573	90,573
Shares redeemed	(7,191,563)	(7,191,563)	(11,816,363)	(11,816,363)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,538,852	$1,538,852	416,181	$416,181
Semi-Annual Shareholder Report
16

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,471,767	$42,471,767	36,655,665	$36,655,665
Shares issued to shareholders in payment of distributions declared	54,490	54,490	216,277	216,277
Shares redeemed	(38,306,145)	(38,306,145)	(46,837,540)	(46,837,540)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,220,112	$4,220,112	(9,965,598)	$(9,965,598)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(44,995,099)	$(44,995,099)	296,586,002	$296,586,002
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Adviser voluntarily waived $481,453 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report
17

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$283,188	$(237,878)
Cash II Shares	15,109	(3,022)
Cash Series Shares	83,293	(20,824)
TOTAL	$381,590	$(261,724)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $834 and reimbursed $79,348 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
18

Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $149,025,000 and $245,880,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 42.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 10.9% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,005.40	$1.60
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.30	$1.61
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2019
Federated new york municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
21

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
22

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
23

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
24

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
25

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
26

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Pennsylvania Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.5%
Municipal Notes	11.1%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.5%
8-30 Days	0.0%
31-90 Days	18.7%
91-180 Days	0.4%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.6%
		Pennsylvania—99.6%
$3,300,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.340%, 5/7/2020	$3,300,000
1,500,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.380%, 5/7/2020	1,500,000
2,500,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.280%, 5/7/2020	2,500,000
3,000,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 1.650%, 5/6/2020	3,000,000
75,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	75,000
3,000,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.330%, 5/7/2020	3,000,000
700,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.240%, 5/7/2020	700,000
2,555,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/7/2020	2,555,000
2,205,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.820%, 5/7/2020	2,205,000
1,300,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/1/2020	1,300,000
1,425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.720%, 5/7/2020	1,425,000
620,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.320%, 5/7/2020	620,000
5,415,000		Lehigh County, PA General Purpose Authority (St. Luke’s University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.370%, 5/7/2020	5,415,000
2,700,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.240%, 5/7/2020	2,700,000
1,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.340%, 5/7/2020	1,500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$290,000		North Hills, PA School District, 4.000%, 10/15/2020	$293,401
1,245,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2020	1,245,000
175,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2020	175,000
1,665,000		Pennsylvania Economic Development Financing Authority (UPMC Health System), Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/7/2020	1,665,000
2,470,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.250%, 5/7/2020	2,470,000
2,310,000		Pennsylvania HFA, (Series 2006-93B) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.230%, 5/6/2020	2,310,000
500,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), (2008 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 5/6/2020	500,000
3,500,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.420%, Optional Tender 6/1/2020	3,500,000
2,400,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,400,000
1,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	1,000,000
3,000,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.330%, 5/7/2020	3,000,000
400,000		Philadelphia, PA Gas Works, (8th Series D) Weekly VRDNs, (Royal Bank of Canada LOC), 0.250%, 5/7/2020	400,000
205,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), (Series 2005A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.160%, 5/1/2020	205,000
2,665,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.270%, 5/7/2020	2,665,000
800,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 0.200%, 5/7/2020	800,000
2,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.230%, 5/7/2020	2,000,000
1,200,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.260%, 5/7/2020	1,200,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$930,000		State Public School Building Authority, PA (Community College of Allegheny County, PA), (Series 2019A), 3.000%, 7/15/2020	$933,065
280,000		State Public School Building Authority, PA (Community College of Allegheny County, PA), (Series 2019B), 3.000%, 7/15/2020	280,923
3,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.410%, 5/7/2020	3,000,000
3,000,000		Washington County, PA Hospital Authority (Monongahela Valley Hospital), (Series 2018C) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.280%, 5/7/2020	3,000,000
1,915,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.220%, 5/7/2020	1,915,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[2]	66,752,389
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	294,193
		TOTAL NET ASSETS—100%	$67,046,582
Securities that are subject to the federal alternative minimum tax (AMT) represent 26.8% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
4

The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.012	0.010	0.004	0.001	0.000[1]
Net realized gain	0.000[1]	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.012	0.010	0.004	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.012)	(0.009)	(0.004)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.012)	(0.010)	(0.004)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	1.17%	0.99%	0.38%	0.13%	0.03%
Ratios to Average Net Assets:
Net expenses	0.47%[3]	0.47%	0.47%	0.47%	0.31%[4]	0.13%
Net investment income	0.98%[3]	1.17%	0.92%	0.41%	0.06%	0.01%
Expense waiver/reimbursement[5]	0.28%[3]	0.21%	0.24%	0.30%	0.34%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,969	$31,834	$29,650	$28,371	$10,015	$44,264
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.008	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.010	0.008	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.010)	(0.008)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.39%	0.97%	0.78%	0.18%	0.09%	0.03%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.67%	0.67%	0.67%	0.31%[4]	0.13%
Net investment income	0.75%[3]	0.97%	0.71%	0.14%	0.02%	0.01%
Expense waiver/reimbursement[5]	0.34%[3]	0.26%	0.29%	0.35%	0.59%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,206	$13,346	$15,589	$12,442	$30,951	$103,462
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.001)	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.22%	0.58%	0.40%	0.01%	0.06%	0.03%
Ratios to Average Net Assets:
Net expenses	1.01%[3]	1.06%	1.05%	0.84%	0.36%[4]	0.13%
Net investment income	0.42%[3]	0.59%	0.32%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.40%[3]	0.26%	0.31%	0.58%	0.94%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,871	$19,120	$37,606	$45,288	$51,604	$83,856
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$66,752,389
Cash		187,672
Income receivable		151,300
Prepaid expenses		577
TOTAL ASSETS		67,091,938
Liabilities:
Payable for shares redeemed	$17,610
Payable for investment adviser fee (Note 4)	99
Payable for administrative fee (Note 4)	144
Income distribution payable	21,763
Payable for distribution services fee (Note 4)	3,626
Payable for other service fees (Note 2 and Note 4)	2,114
TOTAL LIABILITIES		45,356
Net assets for 67,046,629 shares outstanding		$67,046,582
Net Assets Consist of:
Paid-in capital		$67,046,561
Total distributable earnings (loss)		21
TOTAL NET ASSETS		$67,046,582
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$40,969,288 ÷ 40,969,317 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$11,206,088 ÷ 11,206,096 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$14,871,206 ÷ 14,871,216 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$486,560
Expenses:
Investment adviser fee (Note 4)		$101,277
Administrative fee (Note 4)		26,648
Custodian fees		1,515
Transfer agent fee		14,658
Directors’/Trustees’ fees (Note 4)		367
Auditing fees		10,145
Legal fees		4,634
Portfolio accounting fees		42,537
Distribution services fee (Note 4)		33,842
Other service fees (Notes 2 and 4)		37,956
Share registration costs		37,267
Printing and postage		11,359
Miscellaneous (Note 4)		3,625
TOTAL EXPENSES		325,830
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(93,521)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(14,152)
TOTAL WAIVERS AND REIMBURSEMENTS		(107,673)
Net expenses			218,157
Net investment income			268,403
Change in net assets resulting from operations			$268,403
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$268,403	$757,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	268,403	757,675
Distributions to Shareholders:
Wealth Shares	(182,909)	(429,859)
Service Shares	(50,867)	(148,627)
Cash Series Shares	(35,434)	(179,062)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(269,210)	(757,548)
Share Transactions:
Proceeds from sale of shares	77,434,952	229,584,337
Net asset value of shares issued to shareholders in payment of distributions declared	62,287	262,253
Cost of shares redeemed	(74,750,535)	(248,390,927)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,746,704	(18,544,337)
Change in net assets	2,745,897	(18,544,210)
Net Assets:
Beginning of period	64,300,685	82,844,895
End of period	$67,046,582	$64,300,685
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Pennsylvania Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
12

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $107,673 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$16,805	$(3,260)	$(749)
Cash Series Shares	$21,151	$(926)	$(3,202)
TOTAL	$37,956	$(4,186)	$(3,951)
For the six months ended April 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
14

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	38,596,576	$38,596,576	87,005,288	$87,005,288
Shares issued to shareholders in payment of distributions declared	4,541	4,541	12,801	12,801
Shares redeemed	(29,465,550)	(29,465,550)	(84,833,856)	(84,833,856)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	9,135,567	$9,135,567	2,184,233	$2,184,233

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,885,304	$14,885,304	46,479,238	$46,479,238
Shares issued to shareholders in payment of distributions declared	22,506	22,506	72,200	72,200
Shares redeemed	(17,047,713)	(17,047,713)	(48,794,752)	(48,794,752)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,139,903)	$(2,139,903)	(2,243,314)	$(2,243,314)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	23,953,072	$23,953,072	96,099,811	$96,099,811
Shares issued to shareholders in payment of distributions declared	35,240	35,240	177,252	177,252
Shares redeemed	(28,237,272)	(28,237,272)	(114,762,319)	(114,762,319)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,248,960)	$(4,248,960)	(18,485,256)	$(18,485,256)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,746,704	$2,746,704	(18,544,337)	$(18,544,337)
Semi-Annual Shareholder Report
15

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Adviser voluntarily waived $93,521 of its fee and voluntarily reimbursed $213 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$33,842	$(5,802)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $19,733 fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $3,016 and reimbursed $4,186 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
16

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.47%, 0.67% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $54,610,000 and $51,180,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 80.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was at 15.5% of total investments.
Semi-Annual Shareholder Report
17

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.80	$2.34
Service Shares	$1,000	$1,003.90	$3.29
Cash Series Shares	$1,000	$1,002.20	$5.03
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,022.50	$2.36
Service Shares	$1,000	$1,021.60	$3.32
Cash Series Shares	$1,000	$1,019.80	$5.07
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.47%
Service Shares	0.66%
Cash Series Shares	1.01%
Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2019
Federated pennsylvania municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
21

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
22

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
23

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
24

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
25

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
26

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Pennsylvania Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
0052405 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Virginia Municipal Cash Trust)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	89.3%
Municipal Notes	6.1%
Commercial Paper	4.9%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At April 30, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.5%
8-30 Days	0.0%
31-90 Days	7.3%
91-180 Days	3.5%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.3%
		Virginia—100.3%
$ 1,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 0.180%, 5/1/2020	$1,500,000
4,780,000		Alexandria, VA, Solar Eclipse (2017-0044) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.270%, 5/7/2020	4,780,000
7,250,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.300%, 5/6/2020	7,250,000
16,150,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 0.300%, 5/7/2020	16,150,000
150,000		Bedford County, VA IDA (David R. Snowman and Carol J. Snowman), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.320%, 5/6/2020	150,000
8,500,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.370%, 5/7/2020	8,500,000
8,000,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 0.420%, 5/7/2020	8,000,000
2,060,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.340%, 5/7/2020	2,060,000
9,210,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.270%, 5/6/2020	9,210,000
3,220,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/1/2020	3,220,000
9,440,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 0.250%, 5/7/2020	9,440,000
4,500,000		Hampton Roads, VA Sanitation District, (Series 2016B) Weekly VRDNs, 0.210%, 5/7/2020	4,500,000
5,535,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.250%, 5/7/2020	5,535,000
3,615,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.320%, 5/7/2020	3,615,000
845,000		Henrico County, VA EDA (JAS-LCS LLC), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.450%, 5/7/2020	845,000
4,040,000		King George County IDA, VA (Garnet of Virginia, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/7/2020	4,040,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 0.210%, 5/6/2020	$1,500,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 0.210%, 5/6/2020	1,830,000
2,900,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 0.250%, 5/6/2020	2,900,000
2,325,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 0.250%, 5/6/2020	2,325,000
1,175,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2013A) Weekly VRDNs, 0.200%, 5/6/2020	1,175,000
5,205,000		Loudoun County, VA, Solar Eclipse (Series 2017-0038) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.270%, 5/7/2020	5,205,000
5,475,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.240%, 5/7/2020	5,475,000
2,520,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Series 2017-XG0147 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 5/7/2020	2,520,000
6,210,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0795) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	6,210,000
2,535,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Tender Option Bond Trust Certificates (Series 2019-ZM0796) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 5/7/2020	2,535,000
6,300,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016A) Weekly VRDNs, 0.230%, 5/6/2020	6,300,000
2,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016B) Weekly VRDNs, 0.230%, 5/6/2020	2,000,000
2,035,000		Salem, VA IDA (Oak Park Apartments, L.P.), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.160%, 5/7/2020	2,035,000
350,000		Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, CP, (Bank of America N.A. LOC), 1.500%, Mandatory Tender 5/1/2020	350,000
8,670,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.250%, 5/7/2020	8,670,000
4,600,000		Suffolk, VA, Solar Eclipse Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.250%, 5/7/2020	4,600,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.270%, 5/7/2020	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$3,520,000		Virginia College Building Authority (University of Richmond), (Series 2004) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 5/6/2020	$3,520,000
9,000,000		Virginia Commonwealth University, (Series A), CP, 0.400%, Mandatory Tender 6/8/2020	9,000,000
2,555,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipt (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/7/2020	2,555,000
4,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipt (Series 2020-ZF0927) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/7/2020	4,500,000
3,145,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipt (Series 2020-ZF0928) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/7/2020	3,145,000
2,055,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-ZF0916) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.370%, 5/7/2020	2,055,000
5,000,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.190%, 5/7/2020	5,000,000
2,675,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2020	2,675,000
1,900,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2020	1,900,000
6,640,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.420%, Optional Tender 8/3/2020	6,640,000
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.875%, Mandatory Tender 6/1/2020	5,002,228
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	192,417,228
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(658,122)
		TOTAL NET ASSETS—100%	$191,759,106
Securities that are subject to the federal alternative minimum tax (AMT) represent 24.5% of the portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
4

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.007	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.010	0.007	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.010)	(0.007)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.41%	0.98%	0.75%	0.25%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.66%	0.66%	0.66%	0.33%[4]	0.09%
Net investment income	0.76%[3]	0.95%	0.73%	0.17%	0.03%	0.01%
Expense waiver/reimbursement[5]	0.21%[3]	0.17%	0.23%	0.29%	0.57%	0.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,735	$147,979	$110,541	$108,573	$118,843	$165,877
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016 was 0.33% after taking into account this expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.006	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.006	0.004	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.006)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	0.58%	0.36%	0.09%	0.03%	0.01%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	1.05%	1.05%	0.81%	0.35%[4]	0.09%
Net investment income	0.44%[3]	0.58%	0.33%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.47%[3]	0.39%	0.45%	0.73%	1.15%	1.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,025	$44,511	$61,479	$87,565	$96,705	$109,464
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$192,417,228
Cash		182,261
Income receivable		375,715
Receivable for shares sold		140,581
TOTAL ASSETS		193,115,785
Liabilities:
Payable for shares redeemed	$1,310,392
Payable for investment adviser fee (Note 4)	6,967
Payable for administrative fees (Note 4)	413
Payable for distribution services fee (Note 4)	9,952
Payable for other service fees (Note 4)	21,003
Accrued expenses (Note 4)	7,952
TOTAL LIABILITIES		1,356,679
Net assets for 191,751,253 shares outstanding		$191,759,106
Net Assets Consist of:
Paid-in capital		$191,750,819
Total distributable earnings (loss)		8,287
TOTAL NET ASSETS		$191,759,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$145,734,580 ÷ 145,728,601 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$46,024,526 ÷ 46,022,652 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Interest			$1,315,098
Expenses:
Investment adviser fee (Note 4)		$278,586
Administrative fee (Note 4)		73,069
Custodian fees		3,378
Transfer agent fee		102,105
Directors’/Trustees’ fees (Note 4)		684
Auditing fees		10,145
Legal fees		5,328
Portfolio accounting fees		43,663
Distribution services fee (Note 4)		131,835
Other service fees (Notes 2 and 4)		232,155
Share registration costs		30,451
Printing and postage		12,469
Miscellaneous (Note 4)		3,242
TOTAL EXPENSES		927,110
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(90,727)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(160,955)
TOTAL WAIVERS AND REIMBURSEMENT		(251,682)
Net expenses			675,428
Net investment income			639,670
Net realized gain on investments			7,125
Change in net assets resulting from operations			$646,795
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$639,670	$1,527,879
Net realized gain	7,125	25,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	646,795	1,553,656
Distributions to Shareholders:
Service Shares	(562,074)	(1,216,885)
Cash Series Shares	(103,419)	(318,077)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(665,493)	(1,534,962)
Share Transactions:
Proceeds from sale of shares	181,745,087	402,531,412
Net asset value of shares issued to shareholders in payment of distributions declared	664,738	1,533,483
Cost of shares redeemed	(183,122,459)	(383,613,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(712,634)	20,451,803
Change in net assets	(731,332)	20,470,497
Net Assets:
Beginning of period	192,490,438	172,019,941
End of period	$191,759,106	$192,490,438
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Virginia Municipal Cash Trust, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
11

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $251,682 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$177,224	$(66,531)	$(11,664)
Cash Series Shares	$54,931	$(3,713)	$(9,668)
TOTAL	$232,155	$(70,244)	$(21,332)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Semi-Annual Shareholder Report
13

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	128,563,125	$128,563,125	286,850,366	$286,850,366
Shares issued to shareholders in payment of distributions declared	561,790	561,790	1,215,802	1,215,802
Shares redeemed	(131,355,387)	(131,355,387)	(250,642,841)	(250,642,841)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,230,472)	$(2,230,472)	37,423,327	$37,423,327

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	53,181,962	$53,181,962	115,681,046	$115,681,046
Shares issued to shareholders in payment of distributions declared	102,948	102,948	317,681	317,681
Shares redeemed	(51,767,072)	(51,767,072)	(132,970,251)	(132,970,251)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,517,838	$1,517,838	(16,971,524)	$(16,971,524)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(712,634)	$(712,634)	20,451,803	$20,451,803
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Adviser voluntarily waived $90,727 of its fee.
Semi-Annual Shareholder Report
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash Series Shares	$131,835	$(69,379)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $1,468 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $118 and reimbursed $70,244 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.66% and 1.05% (the “Fee Limit”),
Semi-Annual Shareholder Report
15

respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $81,385,000 and $73,160,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2020, 43.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 8.8% of total investments.
Semi-Annual Shareholder Report
16

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
18

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,004.10	$3.24
Cash Series Shares	$1,000	$1,002.40	$4.93
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,021.63	$3.27
Cash Series Shares	$1,000	$1,019.94	$4.97
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Service Shares	0.65%
Cash Series Shares	0.99%
Semi-Annual Shareholder Report
19

Evaluation and Approval of Advisory Contract–May 2019
Federated virginia municipal cash trust (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report
20

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report
21

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
22

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
23

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund’s performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses
Semi-Annual Shareholder Report
24

and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report
25

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
27

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Virginia Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N245
CUSIP 608919825
G00133-01 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020